Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 93,826
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 186,351
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 905 969,913
Auburn University
Series 2025-A, RB, 5.00%, 06/01/28 ..... 565 599,608
Series 2025B, RB, 5.00%, 06/01/28 ..... 45 47,756
City of Huntsville
Series 2018A, GO, 5.00%, 05/01/28 ..... 65 67,980
Series 2018B, GO, 5.00%, 05/01/28 ..... 80 83,668
Series 2019A, GO, 5.00%, 05/01/28 ..... 25 26,528
Series A, RB, 5.00%, 12/01/28 ......... 100 103,490
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/28 ......... 180 188,516
State of Alabama
Series 2016A, GO, 4.00%, 11/01/28 ..... 45 45,050
Series 2018A, GO, 5.00%, 11/01/29 ..... 270 290,193
University of Alabama (The)
Series 2017B, RB, 5.00%, 07/01/28 ..... 20 20,728
Series 2019A, RB, 5.00%, 07/01/28 ..... 240 255,337
Series 2019C, RB, 5.00%, 07/01/28 ..... 770 819,208
University of Alabama at Birmingham
Series 2019A, RB, 5.00%, 10/01/28 ..... 50 53,493
Series 2022A, RB, 5.00%, 10/01/28 ..... 45 48,144
Water Works Board of the City of Birmingham
(The)
Series 2016A, RB, 5.00%,  01/01/28 ..... 80 81,918
Series 2018, RB, 5.00%, 01/01/28 ...... 125 131,183
Series 2023, RB, 5.00%, 01/01/28 ...... 50 52,473
Series 2018, RB, 5.00%, 01/01/30 ...... 75 78,578
Series 2018, RB, 5.00%, 01/01/31 ...... 20 20,920
4,264,861
Alaska — 0.1%
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/28 .............. 20 21,440
Municipality of Anchorage
Series 2019B, GO, 5.00%, 04/01/28 ..... 75 79,189
Series 2020A, GO, 5.00%, 04/01/28 ..... 55 58,072
Series 2020E, GO, 5.00%,  04/01/28 ..... 75 79,189
Series 2018A, GO, 2.63%, 09/01/28 ..... 80 79,986
Series 2021C, GO, 5.00%, 09/01/28 ..... 45 47,989
Series 2022A, GO, 5.00%, 09/01/28 ..... 40 42,657
State of Alaska
Series 2020A, GO, 5.00%,  08/01/28 ..... 65 69,313
Series 2024B, GO, 5.00%, 08/01/28 ..... 45 47,986
Series 2025A, GO, 5.00%, 08/01/28 ..... 25 26,659
552,480
Arizona — 1.5%
Arizona Board of Regents
Series 2016, RB, 5.00%, 06/01/28 ...... 205 206,777
Series 2017B, RB, 5.00%, 07/01/28 ..... 370 383,215
Series 2021C, RB, 5.00%, 07/01/28 ..... 265 282,257
Series 2025A, RB, 5.00%, 07/01/28 ..... 70 74,558
Series 2021, RB, 5.00%, 08/01/28 ...... 170 180,980
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 121,366
Arizona Industrial Development Authority, Series
2023A, RB, 5.00%, 11/01/28 ......... 870 912,711
Security
Par (000)
Par (000) Value
Arizona (continued)
Arizona State University
Series 2019A, RB, 5.00%, 07/01/28 ..... USD 75 $ 79,884
Series 2019B, RB, 5.00%, 07/01/28 ..... 30 31,954
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 205 218,348
City of Phoenix Civic Improvement Corp.
Series 2016, RB, 5.00%, 07/01/28 ...... 185 187,060
Series 2017B, RB, 5.00%, 07/01/28 ..... 70 72,583
Series 2017D, RB, 5.00%, 07/01/28 ..... 585 606,582
Series 2019A, RB, 5.00%,  07/01/28 ..... 25 26,428
Series 2020A, RB, 5.00%, 07/01/28 ..... 435 463,434
Series 2021A, RB, 5.00%, 07/01/28 ..... 420 447,453
Series 2018A, RB, 5.00%, 07/01/29 ..... 245 260,928
County of Pima, COP, 5.00%, 12/01/28 .... 30 32,139
County of Pima Sewer System
Series 2018, RB, 5.00%, 07/01/28 ...... 310 330,037
Series 2020B, COP, 5.00%, 07/01/28 .... 285 303,421
RB, 5.00%, 07/01/29 ............... 50 53,110
Maricopa County Unified School District No. 48
Scottsdale
Series 2017, GO, 5.00%, 07/01/28 ...... 90 93,472
Series 2017A, GO, 5.00%, 07/01/28 ..... 130 135,015
Series 2019C, GO, 5.00%, 07/01/28 ..... 25 26,586
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/28 ................. 55 58,555
Maricopa County Unified School District No. 80
Chandler
Series 2015C, GO, 5.00%, 07/01/28 ..... 180 191,634
Series 2020A, GO, 5.00%, 07/01/28 ..... 50 53,232
Series 2021B, GO, 5.00%, 07/01/28 ..... 20 21,293
Maricopa County Union High School District No.
210-Phoenix
Series 2018, GO, 5.00%, 07/01/28 ...... 365 379,082
Series 2024A, GO, 5.00%,  07/01/28 ..... 40 42,585
Salt River Project Agricultural Improvement &
Power District
Series 2016A, RB, 5.00%, 01/01/28 ..... 750 768,785
Series 2017A, RB, 5.00%, 01/01/28 ..... 470 494,485
Series 2019A, RB, 5.00%, 01/01/28 ..... 220 231,461
Series 2020A, RB, 5.00%, 01/01/28 ..... 35 36,823
Series 2017A, RB, 5.00%, 01/01/29 ..... 610 641,735
Series 2017A, RB, 5.00%, 01/01/30 ..... 145 152,528
Series 2017A, RB, 5.00%, 01/01/31 ..... 150 157,675
Series 2017A, RB, 5.00%, 01/01/32 ..... 100 105,003
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/28 .......... 25 25,988
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 332,031
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 235 249,590
9,472,783
Arkansas — 0.0%
University of Arkansas
Series 2019A, RB, 5.00%, 03/01/28 ..... 40 42,150
Series 2023B, RB, 5.00%, 11/01/28 ..... 75 80,338
122,488
California — 9.0%
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 285 293,579
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. 60 56,881

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... USD 390 $ 413,103
California Infrastructure & Economic
Development Bank
Series 2017, RB, 5.00%, 01/01/28 ...... 40 41,998
Series 2017, RB, 5.00%,  05/15/28 ...... 135 144,280
Series 2016, RB, 5.00%, 10/01/28 ...... 220 221,032
Series 2017, RB, 5.00%, 10/01/28 ...... 270 279,930
Series 2018, RB, 5.00%, 10/01/28 ...... 85 90,731
Series 2024A, RB, 3.25%, 08/01/29 ..... 3,120 3,172,616
California State Public Works Board
Series 2017F, RB, 5.00%, 04/01/28 ..... 45 46,468
Series 2019B, RB, 5.00%, 05/01/28 ..... 150 159,663
Series 2021B, RB, 5.00%, 05/01/28 ..... 55 58,543
Series 2022B, RB, 5.00%,  06/01/28 ..... 20 21,336
Series 2022A, RB, 5.00%, 08/01/28 ..... 1,140 1,221,525
Series 2022C, RB, 5.00%, 08/01/28 ..... 235 251,806
Series 2023C, RB, 5.00%, 09/01/28 ..... 110 118,123
Series 2024C, RB, 5.00%, 09/01/28 ..... 475 510,077
Series D, RB, 5.00%, 09/01/28 ......... 240 250,612
Series 2016E, RB, 4.00%, 10/01/28 ..... 50 50,536
Series 2017G, RB, 5.00%, 10/01/28 ..... 85 88,954
Series 2016C, RB, 5.00%, 11/01/28 ..... 25 25,533
Series 2018C, RB, 5.00%,  11/01/28 ..... 270 291,202
Series 2020D, RB, 5.00%, 11/01/28 ..... 100 107,852
Series 2020E, RB, 5.00%, 11/01/28 ..... 145 156,386
Series 2018C, RB, 5.00%, 11/01/31 ..... 155 166,582
California State University
Series 2016A, RB , 5.00%, 11/01/28 ..... 825 831,039
Series 2017A, RB, 5.00%, 11/01/28 ..... 45 46,675
Series 2018A, RB, 5.00%, 11/01/28 ..... 100 108,476
Series 2020C, RB, 5.00%, 11/01/28 ..... 100 108,476
Series 2018A, RB, 5.00%, 11/01/30 ..... 100 107,984
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 160 166,615
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 116,797
City of Los Angeles
Series 2023A, RB, 5.00%, 02/01/28 ..... 300 318,302
Series 2018-B, GO, 5.00%, 09/01/28 .... 55 59,195
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,811
City of Los Angeles Wastewater System
Series 2018A, RB, 5.00%, 06/01/30 ..... 90 96,435
Series 2018A, RB, 5.00%, 06/01/31 ..... 150 160,549
City of Riverside
Series 2019A, RB, 5.00%, 10/01/28 ..... 130 140,724
Series 2018A, RB, 5.00%, 08/01/29 ..... 125 134,526
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 1,170 1,194,465
Clovis Unified School District
(b)
Series 2004A, GO, 0.00%, 08/01/28
(NPFGC) ..................... 500 470,043
Series B, GO, 0.00%, 08/01/28 (NPFGC) .. 200 188,017
Coast Community College District
Series 2006B, GO, 0.00%, 08/01/28 (AGM)
(b)
890 838,330
Series 2019F, GO, 4.00%, 08/01/28 ..... 90 94,668
Series 2017D, GO, 5.00%,  08/01/28 ..... 170 177,808
Contra Costa Transportation Authority Sales Tax
Series 2017A, RB, 5.00%, 03/01/28 ..... 215 221,972
Series 2018B, RB, 5.00%, 03/01/28 ..... 215 221,972
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 57,306
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 390,724
Security
Par (000)
Par (000) Value
California (continued)
East Side Union High School District, Series G,
GO, 0.00%, 08/01/28
(b)
............. USD 30 $ 28,050
El Camino Community College District
Fountation (The)
Series 2012C, GO, 0.00%, 08/01/28
(b)
.... 1,000 940,087
Series 2016, GO, 5.00%, 08/01/28 ...... 125 126,759
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 464,655
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 55 51,769
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/28
(b)
................ 100 94,032
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 104,027
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/28
(b)
......... 45 42,335
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/28 ........ 320 326,691
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28
(b)
............. 250 232,554
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 156,889
Long Beach Unified School District
Series G, GO, 0.00%, 08/01/28
(b)
....... 20 18,760
Series 2016, GO, 5.00%, 08/01/28 ...... 175 177,463
Los Angeles Community College District
Series I, GO, 4.00%, 08/01/28 ......... 35 35,320
Series J, GO, 5.00%, 08/01/28 ......... 65 67,932
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 352,141
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A, RB, 5.00%, 06/01/28 ..... 230 232,281
Series 2021A, RB, 5.00%, 06/01/28 ..... 105 112,671
Series 2017A, RB, 5.00%, 07/01/28 ..... 140 146,063
Series 2019A, RB, 5.00%, 07/01/28 ..... 105 112,943
Series 2023A, RB, 5.00%, 07/01/28 ..... 230 247,398
Los Angeles Department of Water & Power
Series 2017B, RB, 5.00%, 07/01/28 ..... 100 102,261
Series 2017C, RB, 5.00%,  07/01/28 ..... 35 36,217
Series 2018A, RB, 5.00%, 07/01/28 ..... 35 36,786
Series 2018D, RB, 5.00%, 07/01/28 ..... 75 79,800
Series 2019B, RB, 5.00%, 07/01/28 ..... 95 101,080
Series 2020A, RB, 5.00%, 07/01/28 ..... 635 675,642
Series 2021C, RB, 5.00%, 07/01/28 ..... 55 58,520
Series 2022E, RB, 5.00%, 07/01/28 ..... 25 26,600
Series 2023A, RB, 5.00%, 07/01/28 ..... 200 212,801
Series 2023D, RB, 5.00%, 07/01/28 ..... 1,110 1,181,043
Series 2024E, RB, 5.00%,  07/01/28 ..... 635 675,642
Series 2025A, RB, 5.00%, 07/01/28
(c)
.... 155 162,909
Series 2018A, RB, 5.00%, 07/01/29 ..... 195 204,814
Series 2018D, RB, 5.00%, 07/01/29 ..... 235 249,835
Series 2018A, RB, 5.00%, 07/01/30 ..... 545 571,993
Series 2018D, RB, 5.00%, 07/01/30 ..... 100 106,211
Los Angeles Department of Water & Power
Water System
Series 2017A, RB, 5.00%, 07/01/28 ..... 230 235,201
Series 2020A, RB, 5.00%, 07/01/28 ..... 180 191,521
Series 2023A, RB, 5.00%, 07/01/28 ..... 290 308,561
Series 2018B, RB, 5.00%, 07/01/29 ..... 60 63,788
Series 2018A, RB, 5.00%, 07/01/30 ..... 35 36,734
Series 2018A, RB, 5.00%, 07/01/31 ..... 65 68,105
Series 2018B, RB, 5.00%, 07/01/31 ..... 120 127,188
Los Angeles Unified School District
Series 2020A, GO, 4.00%, 07/01/28 ..... 100 105,028

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B, GO, 5.00%, 07/01/28 ..... USD 505 $ 510,886
Series 2018B-1, GO, 5.00%, 07/01/28 .... 295 312,449
Series 2018M-1, GO, 5.00%, 07/01/28 ... 130 137,689
Series 2020A, GO, 5.00%, 07/01/28 ..... 90 96,684
Series 2023QRR, GO, 5.00%, 07/01/28 ... 285 306,166
Series 2018B-1, GO, 5.00%, 07/01/29 .... 255 269,656
Series 2018B-1, GO, 5.00%, 07/01/30 .... 415 438,678
Series 2018M-1, GO, 5.00%, 07/01/31 ... 180 189,951
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 123,426
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/28 ..... 95 96,830
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 140 131,937
Newport Mesa Unified School District
Series 2007, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 695 653,522
Series 2017, GO, 5.00%, 08/01/28 ...... 65 67,899
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 370 350,244
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 609,951
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,213
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28
(b)
.... 495 465,170
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 112,982
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 26,972
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 191,465
San Diego Public Facilities Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 50 50,721
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 52,331
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 165 166,172
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 191,399
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28
(b)
....... 50 47,131
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 764,294
San Juan Unified School District
Series 2019, GO, 4.00%, 08/01/28 ...... 85 85,767
Series 2020, GO, 4.00%, 08/01/30 ...... 165 172,231
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 135 126,880
San Mateo County Community College District
Series 2006B, GO, 0.00%, 09/01/28
(NPFGC)
(b)
.................... 140 131,597
Series 2018B, GO, 5.00%, 09/01/28 ..... 95 102,626
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 70,859
Santa Clara Valley Transportation Authority
Series 2023A, RB, 5.00%, 04/01/28 ..... 120 128,172
Series 2017B, RB, 5.00%,  06/01/28 ..... 125 134,161
Santa Clarita Community College District, Series
2003, GO, 0.00%, 08/01/28 (NPFGC)
(b)
... 40 37,687
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,449,878
Security
Par (000)
Par (000) Value
California (continued)
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ USD 230 $ 232,099
Southern California Public Power Authority
Series 2019-1, RB, 5.00%, 07/01/28 ..... 300 319,201
Series 2023-1, RB, 5.00%, 07/01/28 ..... 570 606,482
Series 2007A, RB, 5.00%, 11/01/28 ..... 135 142,297
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/28 (NPFGC)
(b)
1,525 1,433,632
State of California
Series 2003, GO, 5.00%, 02/01/28 (AMBAC) 120 127,051
Series 2020, GO, 4.00%, 03/01/28 ...... 550 570,670
GO, 5.00%, 04/01/28 ............... 1,755 1,864,689
Series 2019, GO, 5.00%, 04/01/28 ...... 245 260,313
GO, 5.00%, 08/01/28 ............... 1,940 2,035,826
Series 2016, GO, 5.00%,  08/01/28 ...... 540 547,857
GO, 4.00%, 09/01/28 ............... 150 151,426
GO, 5.00%, 09/01/28 ............... 1,065 1,091,626
Series 2016, GO, 5.00%, 09/01/28 ...... 245 249,142
GO, 5.00%, 10/01/28 ............... 3,335 3,590,872
GO, 5.00%, 11/01/28 ............... 1,790 1,931,557
Series 2017, GO, 5.00%, 11/01/28 ...... 1,000 1,049,872
GO, 5.00%, 08/01/29 ............... 685 734,338
GO, 5.00%, 08/01/30 ............... 605 648,199
Series 2018, GO, 5.00%, 10/01/30 ...... 2,420 2,603,497
State of California Department of Water
Resources
Series 2016, RB, 5.00%, 12/01/28 ...... 50 50,484
Series AW, RB, 5.00%, 12/01/28 ....... 125 128,031
Series AX, RB, 5.00%, 12/01/28 ........ 230 242,767
Series AZ, RB, 5.00%,  12/01/28 ........ 115 125,112
Series AZ, RB, 5.00%, 12/01/29 ........ 130 141,122
Series AZ, RB, 5.00%, 12/01/30 ........ 170 184,358
Series AZ, RB, 5.00%, 12/01/31 ........ 70 75,765
University of California
Series 2018AZ, RB, 4.00%,  05/15/28 .... 310 324,907
Series 2021BH, RB, 5.00%, 05/15/28 .... 150 160,311
Series 2018O, RB, 5.00%, 05/15/30 ..... 105 112,069
Series 2018AZ, RB, 5.00%, 05/15/31 .... 190 202,622
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/28
(b)
............. 35 32,661
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28
(b)
........ 225 210,205
55,229,093
Colorado — 1.3%
Board of Governors of Colorado State University
System
Series 2017C, RB, 5.00%, 03/01/28
(HERBIP) ..................... 110 115,911
Series 2024A, RB, 5.00%, 03/01/28 ..... 45 47,324
Series 2025F, RB, 5.00%, 03/01/28 (ST AID
INTERCEPT)
(c)
................. 175 184,404
Series A, RB, 5.00%, 03/01/28 (HERBIP) .. 55 57,267
Series 2017C, RB, 5.00%, 03/01/29
(HERBIP) ..................... 280 294,984
Series 2017C, RB, 5.00%, 03/01/30
(HERBIP) ..................... 40 42,124
Series 2017C, RB, 5.00%, 03/01/34
(HERBIP) ..................... 20 21,131
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 29,578
Boulder Valley School District No. Re-2 Boulder
Series 2017B, GO, 4.00%, 12/01/28 (SAW) 75 76,685
Series 2019B, GO, 4.00%, 12/01/28 (SAW) 60 61,348

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
City & County of Denver
Series 2019A, GO, 5.00%, 08/01/28 ..... USD 405 $ 432,583
Series 2020B, GO, 5.00%, 08/01/28 ..... 465 496,670
Series 2021A, RB, 5.00%, 08/01/28 ..... 40 42,574
Series 2022A, GO, 5.00%, 08/01/28 ..... 250 267,027
COP, 5.00%, 12/01/28 .............. 20 21,477
City & County of Denver Airport System
Series 2019C, RB, 5.00%, 11/15/28 ..... 125 134,136
Series 2022C, RB, 5.00%, 11/15/28 ..... 55 59,020
Series 2023A, RB, 5.00%, 11/15/28 ..... 105 112,586
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 60,762
City of Colorado Springs Utilities System
Series 2020B, RB, 5.00%, 11/15/28 ..... 160 172,085
Series 2022A, RB, 5.00%, 11/15/28 ..... 410 440,969
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 269,251
Colorado Health Facilities Authority
Series 2019A, RB, 5.00%, 01/01/28 ..... 205 214,990
Series 2022A, RB, 5.00%, 11/01/28 ..... 400 426,377
Denver City & County School District No. 1
Series 2021B, GO, 4.00%, 12/01/28 (SAW) 495 518,213
Series 2017, GO, 5.00%, 12/01/28 (SAW) . 210 214,799
Series 2018A, GO, 5.50%, 12/01/28 (SAW) 40 42,340
E-470 Public Highway Authority
Series 2004A, RB, 0.00%, 09/01/28
(NPFGC)
(b)
.................... 1,055 987,548
Series 2020A, RB, 5.00%, 09/01/28 ..... 185 197,093
Regional Transportation District, COP,
5.00%, 06/01/28 ................. 100 106,125
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 820 880,178
State of Colorado
COP, 5.00%, 03/15/28 .............. 60 63,309
Series 2018L, COP, 5.00%, 03/15/28 .... 55 58,033
Series 2018M, COP, 5.00%, 03/15/28 .... 25 26,379
Series 2018N, COP, 5.00%, 03/15/28 .... 50 52,757
Series K, COP, 5.00%, 03/15/28 ........ 75 77,305
Series 2018L, COP, 4.00%,  03/15/29 .... 25 25,856
Series 2018M, COP, 5.00%, 03/15/30 .... 45 47,485
University of Colorado
Series 2023A, RB, 4.00%, 06/01/28 ..... 30 31,091
Series 2017A-2, RB, 5.00%, 06/01/28 .... 240 255,095
Series 2017A-2, RB, 5.00%, 06/01/30 .... 580 616,179
8,281,048
Connecticut — 1.7%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 50,713
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 531,832
State of Connecticut
Series 2022A, GO, 4.00%, 01/15/28 ..... 140 144,855
Series 2021A, GO, 4.00%, 01/15/28 ..... 145 150,029
Series 2024C, GO, 5.00%, 03/01/28 ..... 60 63,320
Series 2025A, GO, 5.00%, 03/15/28 ..... 115 121,479
Series B, GO, 5.00%, 04/15/28 ........ 50 52,926
Series 2018B, GO, 5.00%, 04/15/28 ..... 585 619,233
Series 2019A, GO, 5.00%, 04/15/28 ..... 625 661,573
Series 2021B, GO, 3.00%, 06/01/28 ..... 50 50,620
Series 2020C, GO, 4.00%, 06/01/28 ..... 80 82,977
Series 2018C, GO, 5.00%,  06/15/28 ..... 530 563,329
Series 2021D, GO, 5.00%, 07/15/28 ..... 35 37,278
Series 2023B, GO, 5.00%, 08/01/28 ..... 205 218,580
Series 2018E, GO, 5.00%, 09/15/28 ..... 175 187,146
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022D, GO, 5.00%, 09/15/28 ..... USD 225 $ 240,617
Series 2022E, GO, 5.00%, 11/15/28 ..... 395 424,126
Series 2022G, GO, 5.00%, 11/15/28 ..... 80 85,899
Series 2024H, GO, 5.00%, 11/15/28 ..... 300 322,121
Series 2018E, GO, 5.00%, 09/15/30 ..... 325 347,341
Series 2018A, GO, 5.00%, 04/15/31 ..... 100 105,734
Series 2018E, GO, 5.00%, 09/15/31 ..... 205 218,822
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 155,059
State of Connecticut Special Tax
Series 2018A, RB, 5.00%, 01/01/28 ..... 615 647,608
Series 2021A, RB, 5.00%, 05/01/28 ..... 490 519,243
Series 2022A, RB, 5.00%, 07/01/28 ..... 560 594,567
Series 2022B, RB, 5.00%, 07/01/28 ..... 365 388,379
Series A, RB, 5.00%, 09/01/28 ......... 640 649,840
Series B, RB, 5.00%, 09/01/28 ......... 240 243,690
Series 2021D, RB, 5.00%, 11/01/28 ..... 575 616,816
Series 2018A, RB, 5.00%, 01/01/29 ..... 375 394,191
Series 2018A, RB, 5.00%, 01/01/30 ..... 55 57,809
Series 2018B, RB, 5.00%, 10/01/30 ..... 245 261,972
Series 2018A, RB, 5.00%, 01/01/31 ..... 20 21,010
University of Connecticut
Series 2017A, RB, 5.00%, 01/15/28 (SAP) . 55 56,397
Series 2020A, RB, 5.00%, 02/15/28 (SAP) . 30 31,640
Series 2022A, RB, 5.00%, 05/01/28 (SAP) . 20 21,204
Series 2018A, RB, 5.00%, 04/15/30 (SAP) . 165 174,601
Series 2019A, RB, 5.00%, 11/01/30 (SAP) . 250 268,048
10,382,624
Delaware — 0.5%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/28 ................. 40 41,272
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 230,586
Delaware Transportation Authority
Series 2019, RB, 5.00%, 07/01/28 ...... 460 489,933
Series 2020, RB, 5.00%, 07/01/28 ...... 195 207,689
Series 2020, RB, 5.00%, 09/01/28 ...... 500 533,837
State of Delaware
Series 2017A, GO, 5.00%, 01/01/28 ..... 310 326,317
Series 2020A, GO, 5.00%, 01/01/28 ..... 265 278,948
Series 2018A, GO, 5.00%, 02/01/28 ..... 85 89,667
Series 2019, GO, 5.00%, 02/01/28 ...... 430 453,610
Series 2016A, GO, 2.13%, 03/01/28 ..... 15 14,769
Series 2020B, GO, 5.00%, 07/01/28 ..... 135 143,916
Series 2017A, GO, 5.00%, 01/01/29 ..... 175 184,232
Series 2018A, GO, 5.00%, 02/01/29 ..... 20 21,093
3,015,869
District of Columbia — 1.3%
District of Columbia
Series 2021D, GO, 5.00%, 02/01/28 ..... 275 289,796
Series 2016A, GO, 5.00%,  06/01/28 ..... 220 221,901
Series 2017D, GO, 5.00%, 06/01/28 ..... 445 460,780
Series 2018A, GO, 5.00%, 06/01/28 ..... 260 276,280
Series 2023B, GO, 5.00%, 06/01/28 ..... 150 159,392
Series D, GO, 5.00%, 06/01/28 ........ 160 163,455
Series 2019A, GO, 5.00%, 10/15/28 ..... 715 766,795
Series 2020, RB, 5.00%, 12/01/28 ...... 1,195 1,282,522
Series 2018A, GO, 5.00%, 06/01/31 ..... 270 286,128
District of Columbia Income Tax
Series 2019A, RB, 5.00%, 03/01/28 ..... 375 395,999
Series 2020A, RB, 5.00%, 03/01/28 ..... 200 211,200
Series 2020C, RB, 5.00%, 05/01/28 ..... 95 100,738

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019C, RB, 5.00%, 10/01/28 ..... USD 650 $ 696,422
Series 2020B, RB, 5.00%, 10/01/28 ..... 360 385,710
District of Columbia Water & Sewer Authority
Series 2019B, RB, 5.00%, 10/01/28 ..... 180 192,710
Series 2024A, RB, 5.00%, 10/01/28 ..... 250 267,653
Series B, RB, 5.00%, 10/01/28 ......... 40 41,264
Series 2018B, RB, 5.00%,  10/01/29 ..... 195 206,313
Series 2018B, RB, 5.00%, 10/01/30 ..... 135 142,547
Washington Metropolitan Area Transit Authority
Series 2017B, RB, 5.00%, 07/01/28 ..... 130 134,787
Series A-1, RB, 5.00%, 07/01/28 ....... 115 119,235
Series 2020A, RB, 5.00%, 07/15/28 ..... 225 239,209
Series 2023A, RB, 5.00%, 07/15/28 ..... 545 579,418
Series 2023-A, RB, 5.00%, 07/15/28 ..... 185 196,683
7,816,937
Florida — 4.8%
Central Florida Expressway Authority
Series 2016B, RB, 5.00%, 07/01/28 ..... 600 606,252
Series 2019A, RB, 5.00%, 07/01/28 ..... 100 106,245
Series 2019B, RB, 5.00%, 07/01/28 ..... 185 196,553
Series 2021, RB, 5.00%, 07/01/28 ...... 580 616,925
Series 2021D, RB, 5.00%, 07/01/28 ..... 20 21,249
Series 2018, RB, 5.00%, 07/01/29 ...... 70 74,490
Series 2018, RB, 5.00%, 07/01/30 ...... 25 26,633
Central Florida Tourism Oversight District
Series 2017A, GO, 5.00%, 06/01/28 ..... 20 20,670
Series 2024A, GO, 5.00%, 06/01/28 ..... 20 21,188
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/28 ......... 270 281,912
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 465 496,863
County of Miami-Dade
Series 2017A, RB, 5.00%, 04/01/28 ..... 30 30,950
Series 2020, RB, 5.00%, 04/01/28 ...... 425 449,475
Series 2023A, RB, 5.00%,  04/01/28 ..... 20 21,108
Series 2025, RB, 5.00%, 06/01/28 ...... 235 248,735
Series 2015D, GO, 5.00%, 07/01/28 ..... 210 212,153
Series 2018A, GO, 5.00%, 07/01/28 ..... 125 132,715
Series 2020, GO, 5.00%, 07/01/28 ...... 25 26,567
Series 2021A, GO, 5.00%, 07/01/28 ..... 20 21,234
Series 2024A, GO, 5.00%, 07/01/28 ..... 125 132,837
Series 2025A, GO, 5.00%, 07/01/28 ..... 20 21,254
Series 2009C, RB, 0.00%, 10/01/28
(b)
.... 25 23,297
Series A, RB, 5.00%,  10/01/28 ......... 1,675 1,701,589
County of Miami-Dade Transit System
Series 2017, RB, 3.00%, 07/01/28 ...... 100 100,255
Series 2019, RB, 5.00%, 07/01/28 ...... 275 291,907
County of Miami-Dade Water & Sewer System
Series 2017B, RB, 5.00%, 10/01/28 ..... 1,385 1,444,716
Series 2021, RB, 5.00%, 10/01/28 ...... 315 336,500
Series 2024B, RB, 5.00%, 10/01/28 ..... 125 133,833
Series 2019, RB, 5.00%,  10/01/30 ...... 120 128,261
Florida Department of Environmental Protection
Series 2016A, RB, 2.00%, 07/01/28 ..... 100 99,097
Series 2017A, RB, 5.00%, 07/01/28 ..... 1,355 1,442,416
Series 2018A, RB, 5.00%, 07/01/28 ..... 270 287,419
Series 2022A, RB, 5.00%, 07/01/28 ..... 40 42,581
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/01/28 .... 165 176,972
Series 2021A, COP, 5.00%, 11/01/28 .... 20 21,451
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 355,043
Florida Municipal Power Agency
Series 2018A, RB, 4.00%, 10/01/28 ..... 20 20,346
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2016A, RB, 5.00%, 10/01/28 ..... USD 50 $ 50,851
Series 2019A, RB, 5.00%, 10/01/28 ..... 90 95,975
Series 2021B, RB, 5.00%, 10/01/28 ..... 190 202,613
Series 2025A, RB, 5.00%, 10/01/28
(c)
.... 205 218,609
Greater Orlando Aviation Authority, Series
2016B, RB, 5.00%, 10/01/28 ......... 20 20,328
Hillsborough County School Board
COP, 5.00%, 07/01/28 .............. 680 707,755
Series 2016A, COP, 5.00%, 07/01/28 .... 335 338,379
Series 2018, COP, 5.00%, 07/01/30 ..... 835 888,758
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/28 ................. 365 389,718
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 630 673,675
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 850 889,209
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/28 ............. 50 52,350
Orange County Convention Center, Series 2017,
RB, 5.00%, 10/01/28 .............. 190 203,024
Orange County School Board
Series 2017C, COP, 5.00%, 08/01/28 .... 285 302,980
Series 2021A, COP, 5.00%, 08/01/28 .... 190 201,986
Orlando Utilities Commission
Series 2018A, RB, 5.00%, 10/01/28 ..... 20 20,902
Series 2019A, RB, 5.00%, 10/01/28 ..... 35 37,473
Series 2021A, RB, 5.00%,  10/01/28 ..... 110 117,773
Series 2023A, RB, 5.00%, 10/01/28 ..... 25 26,767
Series 2024A, RB, 5.00%, 10/01/28 ..... 525 562,100
Palm Beach County School District
Series 2017B, COP, 5.00%, 08/01/28 .... 215 228,887
Series 2018B, COP, 5.00%, 08/01/28 .... 1,135 1,208,309
Series 2018C, COP, 5.00%, 08/01/28 .... 25 26,615
Series 2022B, COP, 5.00%, 08/01/28 .... 195 207,595
Series 2025A, COP, 5.00%, 08/01/28 .... 30 31,938
Series 2018C, COP, 5.00%,  08/01/29 .... 175 186,555
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 645 688,335
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 02/01/28 .... 150 150,330
Series 2017, GO, 5.00%,  03/15/28 ...... 65 66,885
Series 2022A, GO, 5.00%, 03/15/28 (BAM) 150 158,049
Series 2025A, COP, 5.00%, 05/01/28 .... 890 939,981
School District of Broward County
Series 2021, GO, 5.00%, 07/01/28 ...... 25 26,525
Series 2022A, COP, 5.00%, 07/01/28 .... 30 31,765
Series 2025, GO, 5.00%, 07/01/28 ...... 45 47,767
Series 2025A, COP, 5.00%, 07/01/28 .... 20 21,176
Series A, COP, 5.00%, 07/01/28 ........ 20 20,198
Series 2019, GO, 5.00%, 07/01/29 ...... 50 53,001
Series 2019, GO, 5.00%, 07/01/30 ...... 115 121,870
State of Florida
Series 2016D, GO, 5.00%, 06/01/28 ..... 150 151,256
Series 2016G, GO, 5.00%, 06/01/28 ..... 25 25,891
Series 2022C, GO, 5.00%, 06/01/28 ..... 135 143,427
Series 2017B, GO, 5.00%, 06/01/28 ..... 265 274,440
Series 2018A, GO, 5.00%, 06/01/28 ..... 100 106,266
Series 2021B, GO, 5.00%, 06/01/28 ..... 50 53,121
Series 2020B, GO, 5.00%, 06/01/28 ..... 52 55,246
Series 2024B, GO, 5.00%,  06/01/28 ..... 25 26,567
Series 2019D, GO, 5.00%, 06/01/28 ..... 255 270,978
Series 2019C, GO, 5.00%, 06/01/28 ..... 330 350,678
Series 2022A, GO, 5.00%, 07/01/28 ..... 605 644,693
Series 2021B, GO, 5.00%, 07/01/28 ..... 20 21,312
Series 2020A, GO, 5.00%, 07/01/28 ..... 155 165,169

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019A, GO, 5.00%, 07/01/28 ..... USD 20 $ 21,312
Series 2018B, GO, 5.00%, 07/01/28 ..... 190 202,465
Series 2018A, GO, 5.00%, 07/01/28 ..... 20 21,312
Series 2017A, GO, 5.00%,  07/01/28 ..... 188 195,141
Series 2025B, GO, 5.00%, 07/01/28 ..... 55 58,608
Series 2018B, GO, 5.00%, 06/01/29 ..... 25 26,595
Series 2018B, GO, 5.00%, 07/01/29 ..... 100 106,598
Series 2018C, GO, 5.00%, 06/01/30 ..... 220 233,871
Series 2019A, GO, 5.00%, 07/01/31 ..... 75 79,815
State of Florida Department of Transportation
Series 2019A, RB, 5.00%, 07/01/28 ..... 680 723,786
Series 2020, RB, 5.00%, 07/01/28 ...... 475 504,779
Series 2018, RB, 5.00%,  07/01/31 ...... 100 106,198
Series 2018, RB, 5.00%, 07/01/32 ...... 330 349,731
State of Florida Department of Transportation
Turnpike System
Series 2017A, RB, 5.00%, 07/01/28 ..... 20 20,782
Series 2018A, RB, 5.00%, 07/01/28 ..... 155 165,094
Series 2019A, RB, 5.00%, 07/01/28 ..... 180 191,722
Series 2019B, RB, 5.00%, 07/01/28 ..... 205 218,350
Series 2020A, RB, 5.00%, 07/01/28 ..... 575 612,445
Series 2020B, RB, 5.00%, 07/01/28 ..... 100 106,512
Series 2021A, RB, 5.00%, 07/01/28 ..... 20 21,302
Series 2021B, RB, 5.00%, 07/01/28 ..... 305 324,862
Series 2022A, RB, 5.00%, 07/01/28 ..... 210 223,675
Series 2025A, RB, 5.00%, 07/01/28 ..... 40 42,605
Series 2023A, RB, 5.50%, 07/01/28 ..... 100 107,681
Series 2018A, RB, 5.00%, 07/01/29 ..... 30 32,012
State of Florida Lottery
Series 2017A, RB, 5.00%, 07/01/28 ..... 1,350 1,434,307
Series 2019A, RB, 5.00%, 07/01/28 ..... 250 265,613
Volusia County School Board
COP, 5.00%, 08/01/28 .............. 170 180,555
Series 2021A, COP, 5.00%, 08/01/28 .... 30 31,863
Series 2025B, COP, 5.00%, 08/01/28 .... 190 202,034
29,689,366
Georgia — 1.6%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(a)
1,000 1,004,204
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 162,777
City of Atlanta Department of Aviation
Series 2020A, RB, 5.00%, 07/01/28 ..... 80 85,138
Series 2022A, RB, 5.00%, 07/01/28 ..... 245 260,734
City of Atlanta Water & Wastewater
Series 2017A, RB, 5.00%, 11/01/28 ..... 130 135,930
Series 2018C, RB, 5.00%, 11/01/28 ..... 200 209,123
Series 2004, RB, 5.75%, 11/01/28 ...... 160 174,702
Columbia County School District, Series 2023,
GO, 5.00%, 04/01/28 (SAW) ......... 20 21,178
Forsyth County School District
Series 2018, GO, 5.00%, 02/01/29 ...... 35 36,935
Series 2018, GO, 5.00%, 02/01/30 ...... 265 279,559
Georgia Ports Authority
Series 2021, RB, 5.00%, 07/01/28 ...... 605 644,104
Series 2022, RB, 5.00%, 07/01/28 ...... 340 361,976
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 281,114
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 202,940
Henry County School District, Series 2021, GO,
4.00%, 08/01/28 (SAW) ............ 230 239,591
Henry County Water Authority, Series 2005, RB,
5.25%, 02/01/28 (NPFGC) ........... 45 47,567
Security
Par (000)
Par (000) Value
Georgia (continued)
Main Street Natural Gas, Inc., Series 2021C, RB,
VRDN, 4.00%, 12/01/28
(a)
........... USD 875 $ 891,538
Metropolitan Atlanta Rapid Transit Authority
Series 2019A, RB, 5.00%, 07/01/28 ..... 85 90,556
Series 2020A, RB, 5.00%, 07/01/28 ..... 150 159,805
Series 2023B, RB, 5.00%, 07/01/28 ..... 365 388,858
Municipal Electric Authority of Georgia
Series 2020, RB, 5.00%, 01/01/28 ...... 40 42,018
Series 2024A, RB, 5.00%,  01/01/28 ..... 75 78,784
Series 2020A, RB, 5.00%, 11/01/28 ..... 385 412,094
Series HH, RB, 5.00%, 01/01/29 ....... 65 68,220
State of Georgia
Series 2023C, GO, 4.00%, 01/01/28 ..... 175 180,982
Series 2017A-2, GO, 5.00%,  02/01/28 .... 470 482,977
Series 2022C, GO, 4.00%, 07/01/28 ..... 295 307,549
Series 2016F, GO, 5.00%, 07/01/28 ..... 115 117,916
Series 2018A, GO, 5.00%, 07/01/28 ..... 375 399,722
Series 2019A, GO, 5.00%, 07/01/28 ..... 450 479,666
Series 2020A, GO, 5.00%, 08/01/28 ..... 325 347,159
Series 2016E, GO, 5.00%, 12/01/28 ..... 350 357,790
Series 2018A, GO, 5.00%, 07/01/29 ..... 200 213,204
Series 2018A, GO, 5.00%, 07/01/30 ..... 360 383,576
9,549,986
Hawaii — 1.3%
City & County Honolulu Wastewater System
Series 2019A, RB, 4.00%, 07/01/28 ..... 380 394,590
Series 2019B, RB, 5.00%, 07/01/28 ..... 595 633,313
Series 2022A, RB, 5.00%, 07/01/28 ..... 145 154,337
City & County of Honolulu
Series 2021E, GO, 5.00%, 03/01/28 ..... 350 369,761
Series 2020C, GO, 4.00%, 07/01/28 ..... 35 36,344
Series 2021A, GO, 5.00%, 07/01/28 ..... 30 31,961
Series 2022C, GO, 5.00%, 07/01/28 ..... 205 218,400
Series 2019C, GO, 4.00%, 08/01/28 ..... 475 493,868
Series 2019A, GO, 5.00%, 09/01/28 ..... 380 406,526
Series D, GO, 5.00%, 09/01/28 ........ 280 292,014
Series 2022A, GO, 5.00%, 11/01/28 ..... 905 972,168
Series 2018A, GO, 5.00%,  09/01/29 ..... 95 101,545
Series 2019A, GO, 5.00%, 09/01/29 ..... 120 128,267
Series 2019A, GO, 5.00%, 09/01/30 ..... 840 897,486
County of Hawaii
Series 2025, GO, 5.00%, 09/01/28 ...... 20 21,380
Series A, GO, 5.00%,  09/01/28 ........ 425 426,507
County of Maui
Series 2021, GO, 5.00%, 03/01/28 ...... 20 21,117
Series 2018, GO, 5.00%, 09/01/28 ...... 55 58,796
State of Hawaii
Series 2019FW, GO, 5.00%, 01/01/28 .... 135 142,106
Series FK, GO, 5.00%, 05/01/28 ....... 50 51,716
Series FG, GO, 5.00%, 10/01/28 ....... 250 254,490
Series FH, GO, 5.00%, 10/01/28 ....... 175 178,143
Series FN, GO, 5.00%, 10/01/28 ....... 145 151,543
Series 2018FT, GO, 5.00%, 01/01/29 .... 520 547,353
Series 2018FT, GO, 5.00%, 01/01/30 .... 75 78,894
Series 2018FT, GO, 5.00%, 01/01/31 .... 495 520,326
Series 2018FT, GO, 5.00%, 01/01/32 .... 285 299,259
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 252,595
University of Hawaii
Series 2017D, RB, 3.00%, 10/01/28 ..... 50 50,324
Series 2020B, RB, 5.00%, 10/01/28 ..... 40 42,773
8,227,902

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A, RB, 3.35%, 07/01/28 ( GNMA/
FNMA/FHLMC) ................. USD 245 $ 248,242
Series 2023A, RB, 5.00%, 08/15/28 ..... 200 213,675
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 531,448
993,365
Illinois — 4.1%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/28 . 150 158,149
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 241,296
Chicago O'Hare International Airport
Series 2020A, RB, 5.00%, 01/01/28 ..... 80 83,852
Series 2022D, RB, 5.00%, 01/01/28 ..... 265 277,761
Series 2024D, RB, 5.00%, 01/01/28 ..... 450 471,670
Series 2024F, RB, 5.00%, 01/01/28 ..... 265 277,761
Series C, RB, 5.00%, 01/01/28 ......... 165 168,641
Series D, RB, 5.25%, 01/01/28 ......... 285 292,530
Series E, RB, 5.25%,  01/01/28 ......... 600 615,853
Series F, RB, 5.25%, 01/01/28 ......... 25 25,661
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 146,872
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 520 554,533
City of Chicago
Series 2020A, GO, 5.00%, 01/01/28 ..... 500 516,835
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/28 ..... 35 36,634
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/28 ................. 55 58,532
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 535 561,155
County of Cook
Series 2021B, GO, 4.00%, 11/15/28 ..... 185 192,406
Series 2018, RB, 5.00%, 11/15/28 ...... 25 26,114
Series 2021A, GO, 5.00%, 11/15/28 ..... 60 64,107
Series 2024, RB, 5.00%, 11/15/28 ...... 1,090 1,164,912
County of Will, Series 2021, GO,
5.00%, 11/15/28 ................. 55 58,934
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 390 417,295
Illinois Finance Authority
Series 2017, RB, 5.00%, 01/01/28 ...... 200 204,932
Series 2019, RB, 5.00%, 07/01/28 ...... 675 718,251
Series 2021A, RB, 5.00%, 10/01/28 ..... 755 804,718
Series 2015, RB, 5.00%, 12/01/28 ...... 230 246,401
Illinois State Toll Highway Authority
Series 2015B, RB, 5.00%, 01/01/28 ..... 840 841,656
Series 2017A, RB, 5.00%, 01/01/28 ..... 45 47,351
Series 2018A, RB, 5.00%, 01/01/28 ..... 1,610 1,694,123
Series 2019B, RB, 5.00%,  01/01/28 ..... 265 278,846
Series 2019C, RB, 5.00%, 01/01/28 ..... 1,105 1,162,737
Series 2024A, RB, 5.00%, 01/01/28 ..... 45 47,351
Series 2017A, RB, 5.00%, 01/01/29 ..... 40 42,025
Lake County School District No. 112 North Shore
Series 2019, GO, 5.00%, 06/01/28 ...... 90 95,275
Series 2024, GO, 5.00%, 12/01/28 ...... 20 21,402
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A, GO, 5.00%, 12/01/28 ..... 135 144,845
Series 2024C, GO, 5.00%, 12/01/28 ..... 155 166,304
Series A, GO, 5.00%, 12/01/28 ........ 250 255,080
Security
Par (000)
Par (000) Value
Illinois (continued)
Regional Transportation Authority
Series 2017A, RB, 5.00%, 07/01/28 ..... USD 130 $ 134,399
Series 2002A, RB, 6.00%, 07/01/28 (NPFGC) 25 27,088
Sales Tax Securitization Corp.
Series 2020A, RB, 5.00%, 01/01/28 ..... 210 218,909
Series 2021A, RB, 5.00%, 01/01/28 ..... 750 781,818
Series 2023A, RB, 5.00%, 01/01/28 ..... 220 229,533
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... 110 115,276
State of Illinois
Series 2016, GO, 5.00%, 02/01/28 ...... 460 470,799
Series 2021A, GO, 5.00%, 03/01/28 ..... 1,540 1,615,556
Series 2022A, GO, 5.00%, 03/01/28 ..... 260 272,756
Series 2022B, GO, 5.00%, 03/01/28 ..... 1,225 1,285,101
Series 2024B, GO, 5.00%, 05/01/28 ..... 220 231,606
Series 2023D, GO, 5.00%, 07/01/28 ..... 400 422,578
Series 2018A, GO, 5.00%, 10/01/28 ..... 2,095 2,224,652
Series 2016, GO, 5.00%, 11/01/28 ...... 500 508,571
Series 2017D, GO, 5.00%, 11/01/28 ..... 670 696,890
Series 2019A, GO, 5.00%, 11/01/28 ..... 675 717,986
Series 2018A, GO, 5.00%, 05/01/29 ..... 310 326,162
Series 2018A, GO, 5.00%, 05/01/30 ..... 120 126,168
Series 2018A, GO, 5.00%, 10/01/30 ..... 215 227,868
State of Illinois Sales Tax
Series 2018A, RB, 5.00%, 06/15/28 (BAM) 65 68,853
Series 2021C, RB, 5.00%, 06/15/28 ..... 740 784,212
Series 2025A, RB, 5.00%, 06/15/28 ..... 60 63,585
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 515 515,079
25,248,245
Indiana — 2.4%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B, RB, 5.00%, 10/01/28 ..... 760 772,531
Series 2018A, RB, 5.00%, 10/01/28 ..... 365 389,816
Series 2018A, RB, 5.00%, 10/01/30 ..... 670 714,992
Indiana Finance Authority
Series 2019A, RB, 5.00%, 02/01/28 ..... 650 685,429
Series 2025D, RB, 5.00%, 02/01/28 ..... 40 42,188
Series 2021B, RB, 5.00%, 02/01/28 ..... 125 131,813
Series 2021A, RB, 5.00%, 02/01/28 ..... 20 21,090
Series 2019E, RB, 5.00%, 02/01/28 ..... 575 606,341
Series B, RB, 5.00%, 02/01/28 ......... 480 480,000
Series 2018A, RB, 5.00%, 02/01/28 ..... 130 137,086
Series D, RB, 5.00%, 02/01/28 ......... 25 25,327
Series 2017C, RB, 5.00%, 02/01/28 ..... 345 363,804
Series 2016C, RB, 5.00%, 06/01/28 ..... 1,390 1,452,764
Series 2016, RB, 5.00%, 09/01/28 ...... 20 20,284
Series 2021-1, RB, 5.00%, 10/01/28 ..... 220 235,311
Series 2021-2, RB, 5.00%, 10/01/28 ..... 20 21,328
Series 2022A, RB, 5.00%, 10/01/28 ..... 155 165,787
Series 2022B, RB, 5.00%, 10/01/28 ..... 50 53,480
Series 2016A, RB, 5.00%,  10/01/28 ..... 105 106,787
Series 2017C, RB, 5.00%, 11/01/28 ..... 100 104,297
Series 2017A, RB, 5.00%, 11/01/28 ..... 205 218,913
Series 2025A-1, RB, 5.00%, 11/15/28
(c)
... 20 21,354
Series 2017C, RB, 5.00%, 02/01/29 ..... 370 389,563
Series 2018A, RB, 5.00%, 02/01/29 ..... 140 147,430
Series 2018A, RB, 5.00%, 02/01/30 ..... 40 42,093
Series 2017C, RB, 5.00%, 02/01/30 ..... 635 668,228
Indiana Municipal Power Agency
Series 2017A, RB, 5.00%,  01/01/28 ..... 95 99,562
Series 2019A, RB, 5.00%, 01/01/28 ..... 95 99,562

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2025A, RB, 5.00%, 01/01/28 ..... USD 1,000 $ 1,049,557
Series 2017A, RB, 5.00%, 01/01/29 ..... 45 47,324
Series 2017A, RB, 5.00%, 01/01/30 ..... 455 477,936
Indiana University
Series 2017A, RB, 5.00%, 06/01/28 ..... 25 25,837
Series 2020A, RB, 5.00%, 06/01/28 ..... 155 164,603
Series Y, RB, 5.00%, 08/01/28 ......... 50 51,809
Series Z-1, RB, 5.00%, 08/01/28 ....... 110 117,298
Indianapolis Local Public Improvement Bond
Bank
Series 2017C, RB, 5.00%, 01/01/28 ..... 160 167,791
Series 2017A, RB, 5.00%, 01/15/28 ..... 580 594,829
Series 2025D, RB, 5.00%, 01/15/28
(c)
.... 100 105,006
Series 2019A, RB, 5.00%, 02/01/28 ..... 180 188,927
Series 2022B, RB, 5.00%, 02/01/28 ..... 145 152,510
Series 2021A, RB, 5.00%, 06/01/28 ..... 65 68,875
Series 2025A, RB, 5.00%, 07/15/28 ..... 475 505,606
Series 2017C, RB, 5.00%, 01/01/31 ..... 710 745,098
Purdue University
Series 2016A, RB, 5.00%, 07/01/28 ..... 130 131,365
Series 2022A, RB, 5.00%, 07/01/28 ..... 50 53,159
Series 2023A, RB, 5.00%, 07/01/28 ..... 35 37,211
Series EE, RB, 5.00%, 07/01/28 ........ 560 595,380
Tippecanoe County School Building Corp.,
Series 2019, RB, 4.00%, 01/15/28 (ST
INTERCEPT) ................... 1,510 1,554,030
15,051,311
Iowa — 0.7%
City of Des Moines
Series 2020D, GO, 5.00%, 06/01/28 ..... 715 759,081
Series 2021A, GO, 5.00%, 06/01/28 ..... 35 37,158
Series 2021F, GO, 5.00%, 06/01/28 ..... 145 153,940
Series 2022A, GO, 5.00%, 06/01/28 ..... 50 53,083
Series 2025A, GO, 5.00%, 06/01/28 ..... 40 42,466
Series 2020D, GO, 4.00%,  06/01/29 ..... 25 25,965
Series 2020D, GO, 4.00%, 06/01/30 ..... 20 20,740
County of Polk
Series 2020A, GO, 3.00%, 06/01/28 ..... 300 303,929
Series 2020A, GO, 3.00%, 06/01/29 ..... 30 30,417
Iowa Finance Authority
Series 2017, RB, 5.00%, 08/01/28 ...... 100 104,063
Series 2020A, RB, 5.00%, 08/01/28 ..... 525 559,397
Series 2022A, RB, 5.00%, 08/01/28 ..... 220 234,912
Series 2019A, RB, 5.00%, 08/01/30 ..... 200 213,217
Series 2019A, RB, 5.00%, 08/01/31 ..... 125 133,078
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 146,195
State of Iowa Board of Regents
Series 2019, RB, 5.00%, 09/01/28 ...... 30 31,173
Series 2022A, RB, 5.00%, 09/01/28 ..... 25 26,596
Series 2025A, RB, 5.00%, 09/01/28 ..... 1,020 1,085,118
Series S U I 2021A, RB, 5.00%, 09/01/28 . 25 26,596
Series S U I 2022C, RB, 5.00%, 09/01/28 . 45 47,873
4,034,997
Kansas — 0.4%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/28 ................. 60 62,581
Kansas Development Finance Authority
Series 2022D, RB, 5.00%, 04/01/28 ..... 140 147,424
Series 2019SRF, RB, 5.00%, 05/01/28 ... 20 21,222
Series 2020B, RB, 5.00%, 05/01/28 ..... 25 26,489
Series 2021P, RB, 5.00%, 05/01/28 ..... 20 21,226
Series 2023SRF, RB, 5.00%, 05/01/28 ... 30 31,832
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2025A, RB, 7.00%, 05/01/28 ..... USD 20 $ 22,029
Series 2020R, RB, 5.00%, 11/01/28 ..... 20 21,389
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 260 277,933
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/28 90 91,646
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 51,232
Seward County Unified School District No. 480
Liberal, Series 2017, GO, 4.00%, 09/01/28 . 95 97,288
State of Kansas Department of Transportation
Series 2017A, RB, 5.00%, 09/01/28 ..... 405 422,296
Series 2018A, RB, 5.00%, 09/01/28 ..... 380 396,228
Series 2024A, RB, 5.00%, 09/01/28 ..... 285 304,954
1,995,769
Kentucky — 1.2%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 467,786
Kentucky Infrastructure Authority
Series 2018A, RB, 5.00%, 02/01/28 ..... 25 26,297
Series 2018A, RB, 5.00%, 02/01/30 ..... 680 716,510
Series 2018A, RB, 5.00%, 02/01/31 ..... 30 31,609
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 2,530 2,569,478
Kentucky State Property & Building Commission
RB, 5.00%, 02/01/28 ............... 120 126,276
RB, 5.00%, 04/01/28 ............... 85 87,667
Series A, RB , 5.00%, 04/01/28
(c)
........ 500 528,228
Series B, RB, 5.00%, 04/01/28 ......... 30 31,694
RB, 5.00%, 05/01/28 ............... 75 79,395
Series A, RB, 5.00%, 05/01/28 ......... 275 291,113
Series A, RB, 5.00%, 10/01/28 ......... 170 181,776
Series 2024A, RB , 5.00%, 11/01/28 ..... 30 32,134
Series 2024B, RB, 5.00%, 11/01/28 ..... 455 487,359
Series 2024C, RB, 5.00%, 11/01/28 ..... 20 21,422
Series A, RB, 5.00%, 11/01/28 ......... 175 187,446
Series A, RB, 5.00%, 11/01/28 ......... 25 26,778
Series B, RB, 5.00%, 11/01/28 (SAP) .... 270 275,532
RB, 5.00%, 05/01/30 ............... 20 21,137
Kentucky Turnpike Authority
Series 2016A, RB, 5.00%, 07/01/28 ..... 535 539,800
Series 2024A, RB, 5.00%, 07/01/28 ..... 150 159,324
Series B, RB, 5.00%, 07/01/28 ......... 45 46,619
Louisville & Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 390 400,154
Louisville & Jefferson County Metropolitan
Sewer District
Series 2020A, RB, 5.00%, 05/15/28 ..... 65 68,859
Series 2022A, RB, 5.00%, 05/15/28 ..... 20 21,187
Series 2020A, RB, 5.00%, 05/15/29 ..... 60 63,861
Scott County School District Finance Corp.,
Series 2016, RB, 4.00%, 02/01/28 (ST
INTERCEPT) ................... 75 76,956
7,566,397
Louisiana — 1.0%
City of New Orleans, Series 2021A, GO,
5.00%, 12/01/28 ................. 65 69,377
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/28 ..... 30 31,506
New Orleans Aviation Board, Series 2018, RB,
5.00%, 01/01/28 ................. 50 52,456

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Parish of St. John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(a)
........... USD 1,250 $ 1,264,975
State of Louisiana
Series 2019A, GO, 5.00%, 03/01/28 ..... 20 21,129
Series 2020A, GO, 5.00%, 03/01/28 ..... 65 68,670
Series 2021A, GO, 5.00%, 03/01/28 ..... 320 338,067
Series 2017A, GO, 5.00%, 04/01/28 ..... 25 25,800
Series 2016B, GO, 5.00%, 08/01/28 ..... 130 131,670
Series 2016A, GO, 5.00%, 09/01/28 ..... 560 568,153
Series 2019A, RB, 5.00%, 09/01/28 ..... 270 288,076
Series 2021, RB, 5.00%, 09/01/28 ...... 1,230 1,312,345
Series 2023, RB, 5.00%, 09/01/28 ...... 160 170,712
Series 2024E, GO, 5.00%, 09/01/28 ..... 35 37,434
Series 2017-B, GO, 5.00%, 10/01/28 .... 465 485,904
Series 2024C, GO, 5.00%, 12/01/28 ..... 500 537,788
Series 2019A, RB, 5.00%, 09/01/29 ..... 680 724,304
State of Louisiana Gasoline & Fuels Tax
Series 2024A, RB, 5.00%,  05/01/28 ..... 65 68,753
Series C, RB, 5.00%, 05/01/28 ......... 150 156,798
6,353,917
Maine — 0.6%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 201,223
Maine Governmental Facilities Authority
Series 2018A, RB, 5.00%, 10/01/28 ..... 60 64,076
Series 2020A, RB, 5.00%, 10/01/28 ..... 150 160,190
Series 2025A, RB, 5.00%, 10/01/28 ..... 115 122,812
Maine Municipal Bond Bank
Series 2018A, RB, 5.00%, 09/01/28 ..... 100 101,438
Series 2018A, RB, 5.00%, 11/01/28 ..... 240 257,467
Series 2018B, RB, 5.00%, 11/01/28 ..... 50 53,639
Series 2019A, RB, 5.00%, 11/01/28 ..... 30 32,183
Series 2020A, RB, 5.00%, 11/01/28 ..... 40 42,911
Series 2021A, RB, 5.00%, 11/01/28 ..... 35 37,547
Series 2023A, RB, 5.00%, 11/01/28 ..... 40 42,911
Series 2023B, RB, 5.00%, 11/01/28 ..... 120 128,733
Series 2024A, RB, 5.00%,  11/01/28 ..... 35 37,547
Series 2024B, RB, 5.00%, 11/01/28 ..... 105 112,642
Series C, RB, 5.00%, 11/01/28 ......... 285 297,985
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 267,031
Maine Turnpike Authority
Series 2022, RB, 5.00%, 07/01/28 ...... 205 218,091
Series 2018, RB, 5.00%, 07/01/29 ...... 55 58,538
State of Maine
Series 2018D, GO, 5.00%, 06/01/28 ..... 170 180,604
Series 2019B, GO, 5.00%,  06/01/28 ..... 875 929,581
Series 2020B, GO, 5.00%, 06/01/28 ..... 305 324,026
Series 2021B, GO, 5.00%, 06/01/28 ..... 170 180,604
Series 2022B, GO, 5.00%, 06/01/28 ..... 70 74,367
3,926,146
Maryland — 2.9%
City of Baltimore
Series 2017A, RB, 5.00%, 07/01/28 ..... 60 61,360
Series 2019A, RB, 5.00%, 07/01/28 ..... 290 307,822
Series 2020A, GO, 4.00%, 10/15/28 ..... 50 52,132
Series 2021A, GO, 4.00%, 10/15/28 ..... 55 57,345
Series 2017A, GO, 5.00%,  10/15/28 ..... 30 31,287
Series 2019A, GO, 5.00%, 10/15/28 ..... 110 117,941
County of Anne Arundel
Series 2024, GO, 5.00%, 04/01/28 ...... 65 68,831
Series 2018, GO, 5.00%, 10/01/28 ...... 190 198,262
Series 2019, GO, 5.00%,  10/01/28 ...... 175 187,658
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020, GO, 5.00%, 10/01/28 ...... USD 200 $ 214,466
County of Baltimore
COP, 5.00%, 03/01/28 .............. 80 84,381
Series 2021, GO, 5.00%, 03/01/28 ...... 70 73,970
Series 2022, GO, 5.00%, 03/01/28 ...... 145 153,223
Series 79, GO, 5.00%, 03/01/28 ........ 65 66,843
GO, 5.00%, 03/01/29 ............... 25 26,428
Series 2018, GO, 5.00%, 03/01/29 ...... 755 798,135
County of Frederick
Series 2019A, GO, 5.00%, 08/01/28 ..... 125 133,488
Series 2021A, GO, 5.00%, 10/01/28 ..... 150 160,850
County of Howard
Series 2017B, GO, 5.00%, 02/15/28 ..... 255 261,927
Series 2017D, GO, 5.00%, 02/15/28 ..... 245 258,634
Series 2017E, GO, 5.00%, 02/15/28 ..... 55 58,061
Series 2018A, GO, 5.00%, 02/15/28 ..... 25 26,391
Series 2019A, GO, 5.00%, 08/15/28 ..... 300 320,681
Series 2017D, GO, 5.00%, 02/15/29 ..... 20 21,119
Series 2019A, GO, 5.00%, 08/15/29 ..... 220 235,231
Series 2019B, GO, 5.00%,  08/15/29 ..... 20 21,385
Series 2017E, GO, 5.00%, 02/15/30 ..... 20 21,115
Series 2018A, GO, 5.00%, 02/15/31 ..... 25 26,372
County of Montgomery
Series 2022A, RB, 5.00%, 04/01/28 ..... 100 105,829
Series 2020A, GO, 4.00%,  08/01/28 ..... 590 615,217
Series 2017D, GO, 4.00%, 11/01/28 ..... 25 25,668
Series 2020B, GO, 4.00%, 11/01/28 ..... 315 329,787
Series 2018A, GO, 5.00%, 11/01/28 ..... 410 440,566
Series 2019A, GO, 5.00%, 11/01/28 ..... 225 241,774
Series 2018A, GO, 5.00%, 11/01/29 ..... 130 139,719
County of Prince George's
Series 2022, RB, 5.00%, 07/01/28 ...... 65 68,947
Series 2017B, GO, 5.00%, 07/15/28 ..... 65 67,463
Series 2018A, GO, 5.00%, 07/15/28 ..... 100 106,671
Series 2017A, GO, 3.00%, 09/15/28 ..... 325 326,892
Series 2020B, GO, 5.00%, 09/15/28 ..... 295 315,989
COP, 5.00%, 10/01/29 .............. 55 58,905
Series 2020A, GO, 5.00%, 07/15/30 ..... 255 271,947
Series 2018A, GO, 5.00%,  07/15/31 ..... 395 420,740
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 264,343
Maryland Stadium Authority
Series 2018A, RB, 5.00%, 05/01/28 (ST
INTERCEPT) .................. 20 21,159
Series 2018A, RB, 5.00%, 05/01/29 (ST
INTERCEPT) .................. 50 52,849
Series 2018A, RB, 5.00%, 05/01/47 (ST
INTERCEPT) .................. 100 106,056
Maryland State Transportation Authority
Series 2017, RB, 5.00%, 07/01/28 ...... 40 41,502
Series 2021A, RB, 5.00%, 07/01/28 ..... 135 143,755
State of Maryland
Series 2022-2C, GO, 4.00%, 03/01/28 ... 45 46,577
Series 2021A, GO, 5.00%, 03/01/28 ..... 250 264,178
Series 2017, GO, 5.00%, 03/15/28 ...... 315 324,214
Series 2018A, GO, 5.00%, 03/15/28 ..... 40 42,310
Series 2019-1, GO, 5.00%, 03/15/28 ..... 1,105 1,168,814
Series 2022D, GO, 4.00%, 08/01/28 ..... 55 57,310
Series 2017A, GO, 5.00%, 08/01/28 ..... 125 129,881
Series 2018B, GO, 5.00%, 08/01/28 ..... 245 261,637
Series 2020A-2, GO, 5.00%, 08/01/28 .... 355 379,107
Series 2021A, GO, 5.00%, 08/01/28 ..... 1,050 1,121,301
Series 2A, GO, 5.00%, 08/01/28 ....... 125 133,488
Series 2018A, GO, 5.00%, 03/15/29 ..... 475 502,628
Series 2018-2, GO, 5.00%, 08/01/29 ..... 275 293,759

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018A, GO, 5.00%, 03/15/30 ..... USD 20 $ 21,158
Series 2018, GO, 5.00%, 08/01/30 ...... 420 448,390
State of Maryland Department of Transportation
Series 2017, RB, 5.00%, 09/01/28 ...... 280 291,740
Series 2018, RB, 5.00%, 10/01/28 ...... 200 203,556
Series 2019, RB, 5.00%, 10/01/28 ...... 470 490,806
Series 2020, RB, 5.00%,  10/01/28 ...... 90 96,527
Series 2021A, RB, 5.00%, 10/01/28 ..... 250 268,130
Series 2021B, RB, 5.00%, 12/01/28 ..... 785 845,426
Series 2018, RB, 4.00%, 05/01/30 ...... 95 98,101
University System of Maryland
Series 2017A, RB, 5.00%, 04/01/28 ..... 130 134,040
Series 2019B, RB, 5.00%, 04/01/28 ..... 25 26,456
Series 2019C, RB, 5.00%, 04/01/28 ..... 70 74,077
Washington Suburban Sanitary Commission
Series 2017, RB, 3.00%, 06/01/28 (GTD) .. 20 20,105
Series 2016, RB, 5.00%, 06/01/28 (GTD) .. 545 549,733
Series 2017-2, RB, 5.00%, 06/01/28 (GTD) 20 20,697
Series 2018, RB, 5.00%, 06/01/28 (GTD) .. 280 297,755
Series 2021, RB, 5.00%, 06/01/28 (GTD) .. 205 217,999
Series 2017, RB, 5.00%, 06/15/28 (GTD) .. 45 46,614
Series 2020, RB, 5.00%, 12/01/28 (GTD) .. 115 123,829
Series 2018, RB, 5.00%, 06/01/30 (GTD) .. 380 404,066
17,615,525
Massachusetts — 1.3%
Commonwealth of Massachusetts
Series 2022A, GO, 5.00%, 02/01/28 ..... 255 269,104
Series 2020A, GO, 5.00%, 03/01/28 ..... 215 227,427
Series 2019C, GO, 5.00%, 05/01/28 ..... 540 573,670
Series 2016B, GO, 5.00%, 07/01/28 ..... 455 485,450
Series 2018B, GO, 5.00%, 07/01/28 ..... 320 341,415
Series 2020D, GO, 5.00%, 07/01/28 ..... 100 106,692
Series B, GO, 5.25%, 08/01/28 ........ 440 473,116
Series 2018C, GO, 5.00%, 09/01/28 ..... 145 155,363
Series 2021C, GO, 5.00%,  09/01/28 ..... 110 117,862
Series 2020E, GO, 5.00%, 11/01/28 ..... 295 317,418
Series 2022D, GO, 5.00%, 11/01/28 ..... 255 274,378
Series 2018E, GO, 5.00%, 09/01/29 ..... 95 101,767
Series 2018B, GO, 5.00%, 01/01/30 ..... 490 516,044
Series 2018B, GO, 5.00%, 01/01/31 ..... 25 26,310
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2, RB, 5.00%, 07/01/28 .... 45 46,730
Series 2023A, Sub-Series A-1, RB,
5.00%, 07/01/28 ................ 105 112,099
Series 2005B, RB, 5.50%, 07/01/28 (NPFGC) 150 161,897
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 1,030 982,649
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 172,264
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 107,243
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 509,993
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/28
(c)
........ 205 216,723
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 164,210
Massachusetts Water Resources Authority
Series 2016C, RB, 5.00%, 08/01/28 ..... 170 172,392
Series B, RB, 5.00%, 08/01/28 ......... 25 26,033
Series B, RB, 5.25%, 08/01/28 ......... 135 145,256
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority
Series 2019-1, RB, 5.00%, 05/01/28 ..... USD 160 $ 169,455
Series 2021-1, RB, 5.00%, 11/01/28 ..... 1,000 1,074,773
8,047,733
Michigan — 1.2%
Chippewa Valley Schools, Series 2025, GO,
5.00%, 05/01/28 (Q-SBLF) .......... 95 100,414
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 84,551
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 190 202,036
Great Lakes Water Authority Water Supply
System
Series 2023B, RB, 5.00%, 07/01/28 ..... 125 132,918
Series C, RB, 5.00%,  07/01/28 ......... 35 35,378
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 160,416
Lansing Board of Water & Light, Series 2017A,
RB, 5.00%, 07/01/28 .............. 45 46,663
Lansing School District, Series 2019II, GO,
5.00%, 05/01/28 (Q-SBLF) .......... 50 52,816
Michigan Finance Authority
Series 2022A, RB, 5.00%, 04/15/28 ..... 400 422,027
Series 2016B, RB, 5.00%, 10/01/28 ..... 550 559,131
Series 2018B, RB, 5.00%, 10/01/28 ..... 165 176,868
Series 2017MI, RB, 5.00%, 12/01/28 .... 210 217,272
Series 2018B, RB, 5.00%, 10/01/30 ..... 525 562,180
Series 2018B, RB, 5.00%, 10/01/31 ..... 255 272,645
Michigan State Building Authority
Series 2019I, RB, 5.00%, 04/15/28 ...... 250 264,580
Series 2020I, RB, 5.00%, 04/15/28 ...... 530 560,909
Series 2016I, RB, 5.00%, 10/15/28 ...... 140 142,607
Series 2020I, RB, 5.00%, 10/15/28 ...... 345 369,607
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 435 455,611
Michigan State Housing Development Authority
Series 2023A, RB, 3.10%, 06/01/28 ..... 150 151,073
Series 2023B, RB, 3.80%, 06/01/28 ..... 195 199,676
Michigan State University
Series 2019B, RB, 5.00%, 02/15/28 ..... 470 495,211
Series 2020A, RB, 5.00%, 08/15/28 ..... 65 69,428
Series 2023A, RB, 5.00%, 08/15/28 ..... 50 53,406
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 222,276
State of Michigan Trunk Line
Series 2020B, RB, 5.00%, 11/15/28 ..... 500 537,303
Series 2021B, RB, 5.00%, 11/15/28 ..... 140 150,445
Series 2023, RB , 5.00%, 11/15/28 ...... 185 198,802
University of Michigan
Series 2015, RB, 5.00%, 04/01/28 ...... 180 180,777
Series 2020A, RB, 5.00%, 04/01/28 ..... 70 74,092
Series 2018A, RB, 5.00%, 04/01/32 ..... 120 126,646
Wayne County Airport Authority
Series 2023C, RB, 5.00%, 12/01/28 ..... 80 85,780
Series 2025H, RB, 5.00%, 12/01/28 ..... 65 69,641
Series A, RB, 5.00%, 12/01/28 ......... 50 52,298
Series C, RB, 5.00%, 12/01/28 ......... 40 41,839
Series 2018A, RB, 5.00%, 12/01/30 ..... 40 42,640
7,569,962
Minnesota — 1.7%
City of Minneapolis
Series 2023A, RB, VRDN,  5.00%, 11/15/28
(a)
2,000 2,129,153
Series 2019, GO, 3.00%, 12/01/28 ...... 75 75,255

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
County of Hennepin
Series 2016A, GO, 5.00%, 12/01/28 ..... USD 365 $ 372,489
Series 2016B, GO, 5.00%, 12/01/28 ..... 115 117,360
Series 2016C, GO, 5.00%, 12/01/28 ..... 100 107,638
Series 2020B, GO, 5.00%, 12/01/28 ..... 295 317,531
Series 2021A, GO, 5.00%, 12/01/28 ..... 100 107,638
Metropolitan Council
Series 2017C, GO, 4.00%, 03/01/28 ..... 320 325,688
Series 2019A, GO, 4.00%, 03/01/28 ..... 65 65,086
Series 2018C, GO, 5.00%, 03/01/28 ..... 395 406,440
Series 2019B, GO, 5.00%, 03/01/28 ..... 20 21,128
Series 2020B, GO, 5.00%, 03/01/28 ..... 385 406,721
Series 2023B, GO, 5.00%, 03/01/28 ..... 30 31,693
Series 2020E, GO, 5.00%, 12/01/28 ..... 100 107,638
Series 2021C, GO, 5.00%, 12/01/28 ..... 820 882,160
Series 2019B, GO, 4.00%,  03/01/30 ..... 50 51,681
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2016C, RB, 5.00%, 01/01/28 ..... 25 25,575
Series 2019A, RB, 5.00%, 01/01/28 ..... 355 372,709
Series 2022A, RB, 5.00%, 01/01/28 ..... 55 57,744
Series 2023A, RB, 5.00%, 01/01/28 ..... 90 94,490
Series A, RB, 5.00%, 01/01/28 ......... 465 475,688
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 160,352
State of Minnesota
Series 2022A, RB, 5.00%, 03/01/28 ..... 90 95,021
Series 2018B, GO, 5.00%, 08/01/28 ..... 80 85,424
Series 2019A, GO, 5.00%, 08/01/28 ..... 415 443,139
Series 2020A, GO, 5.00%, 08/01/28 ..... 315 336,359
Series 2022D, GO, 5.00%, 08/01/28 ..... 190 202,883
Series 2021A, GO, 5.00%, 09/01/28 ..... 300 321,004
Series 2021B, GO, 5.00%, 09/01/28 ..... 535 572,457
Series 2017A, GO, 5.00%, 10/01/28 ..... 450 470,365
Series 2017B, GO, 5.00%,  10/01/28 ..... 130 135,883
Series 2018A, GO, 5.00%, 08/01/29 ..... 690 736,477
Series 2018A, GO, 5.00%, 08/01/30 ..... 120 128,024
University of Minnesota
Series 2019A, RB, 5.00%, 04/01/28 ..... 55 58,131
Series 2017A, RB, 5.00%, 09/01/28 ..... 30 31,254
Series 2017B, RB, 5.00%, 12/01/28 ..... 120 125,752
10,454,030
Mississippi — 0.5%
State of Mississippi
Series 2017A, GO, 5.00%, 10/01/28 ..... 1,280 1,336,536
Series 2016B, GO, 5.00%,  12/01/28 ..... 450 459,265
State of Mississippi Gaming Tax
Series 2019A, RB, 5.00%, 10/15/29 ..... 20 21,237
Series 2019A, RB, 5.00%, 10/15/30 ..... 350 371,352
2,188,390
Missouri — 1.3%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 86,039
City of Kansas Sanitary Sewer System
Series 2018A, RB, 5.00%, 01/01/29 ..... 215 226,049
Series 2018A, RB, 5.00%, 01/01/30 ..... 530 556,975
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A, RB, 5.00%, 06/01/28 ..... 440 463,564
Series 2022A, RB, 5.00%, 06/01/28 ..... 645 680,442
Series 2019A, RB, 5.00%, 11/15/28 ..... 670 712,562
Series 2025B, RB, 5.00%, 11/15/28
(c)
.... 250 265,881
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2018A, RB, 5.00%, 06/01/29 ..... USD 525 $ 559,062
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/28 ......... 235 242,576
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 217,471
Missouri Joint Municipal Electric Utility
Commission
Series 2017, RB, 5.00%, 01/01/28 ...... 580 607,075
Series 2023, RB, 5.00%,  01/01/28 ...... 640 669,876
Series 2024, RB, 5.00%, 01/01/28 ...... 340 355,481
Series 2025, RB, 5.00%, 12/01/28 ...... 125 133,725
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,930 2,003,914
7,780,692
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 117,201
Nebraska — 1.1%
City of Omaha
Series 2020A, RB, 4.00%, 04/01/28 ..... 50 51,644
Series 2021, GO, 5.00%, 04/15/28 ...... 80 84,754
Series 2022, GO, 5.00%, 04/15/28 ...... 50 52,971
Series 2023, GO, 5.00%, 04/15/28 ...... 25 26,486
Nebraska Public Power District
Series 2019A, RB, 5.00%, 01/01/28 ..... 150 157,433
Series B, RB, 5.00%, 01/01/28 ......... 60 61,381
Series C, RB, 5.00%, 01/01/28 ......... 210 210,439
Series 2023A, RB, 5.00%, 07/01/28 ..... 915 961,843
Series 2019A, RB, 5.00%, 01/01/29 ..... 25 26,266
Series 2019A, RB, 5.00%,  01/01/30 ..... 75 78,747
Omaha Public Power District
Series 2019A, RB, 4.00%, 02/01/28 ..... 205 212,128
Series 2016A, RB, 5.00%, 02/01/28 ..... 510 510,000
Series 2018A, RB, 5.00%, 02/01/28 ..... 1,075 1,133,269
Series 2022B, RB, 5.00%, 02/01/28 ..... 180 189,757
Series 2023A, RB, 5.00%, 02/01/28 ..... 125 131,775
Series 2024A, RB, 5.00%, 02/01/28 ..... 65 68,523
Series 2024B, RB, 5.00%, 02/01/28 ..... 40 42,168
Series 2018A, RB, 5.00%, 02/01/29 ..... 520 548,089
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/28
(c)
................ 500 526,198
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 195 204,645
University of Nebraska Facilities Corp. (The)
Series 2017A, RB, 4.00%, 07/15/28 ..... 160 163,777
Series 2018, RB, 5.00%, 07/15/28 ...... 280 298,249
Series 2018, RB, 5.00%, 07/15/29 ...... 245 261,080
Series 2018, RB, 5.00%,  07/15/30 ...... 770 819,907
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 250 251,762
7,073,291
Nevada — 2.2%
Clark County School District
Series 2017A, GO, 5.00%, 06/15/28 ..... 175 181,249
Series 2017C, GO, 5.00%,  06/15/28 ..... 145 151,983
Series 2018A, GO, 5.00%, 06/15/28 ..... 20 21,221
Series 2018B, GO, 5.00%, 06/15/28 (BAM) 30 31,889
Series 2019B, GO, 5.00%, 06/15/28 ..... 245 260,430
Series 2020A, GO, 5.00%, 06/15/28 ..... 500 531,490
Series 2020B, GO, 5.00%, 06/15/28 (BAM) 190 201,966
Series 2021A, GO, 5.00%, 06/15/28 ..... 140 148,547

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2021B, GO, 5.00%, 06/15/28 ..... USD 50 $ 53,053
Series 2022A, GO, 5.00%, 06/15/28 ..... 200 212,210
Series 2024B, GO , 5.00%, 06/15/28 ..... 295 313,010
Series 2024C, GO, 5.00%, 06/15/28 ..... 50 53,053
Series 2025B, GO, 5.00%, 06/15/28 ..... 135 143,242
Clark County Water Reclamation District, Series
2023, GO, 6.00%, 07/01/28 .......... 55 59,840
County of Clark
Series 2017, GO, 5.00%, 06/01/28 ...... 180 186,562
Series 2018A, GO, 5.00%, 06/01/28 ..... 55 58,421
Series 2019, GO, 5.00%, 06/01/28 ...... 260 276,170
Series 2019B, GO, 5.00%, 06/01/28 ..... 225 238,993
Series 2016, RB, 5.00%, 07/01/28 ...... 20 21,288
Series 2016B, RB, 5.00%, 07/01/28 ..... 720 766,362
Series 2017, RB, 5.00%, 07/01/28 ...... 115 119,437
Series 2017C, GO, 5.00%, 07/01/28 ..... 85 88,279
Series 2021, RB, 5.00%,  07/01/28 ...... 80 85,151
Series 2017, GO, 2.38%, 11/01/28 ...... 1,000 990,212
Series 2016B, GO, 5.00%, 11/01/28 ..... 700 714,400
Series 2018B, GO, 5.00%, 12/01/28 ..... 55 59,141
Series 2019A, GO, 5.00%, 12/01/28 ..... 115 123,659
Series 2018A, GO, 5.00%, 06/01/29 ..... 345 366,688
Series 2018, GO, 5.00%, 12/01/30 ...... 270 290,250
County of Clark Department of Aviation
Series 2019B, RB, 5.00%, 07/01/28 ..... 515 547,699
Series 2024A, RB, 5.00%,  07/01/28 ..... 1,885 2,004,685
County of Washoe
Series 2018, RB, 5.00%, 02/01/28 ...... 355 373,508
Series 2021, GO, 5.00%, 07/01/28 ...... 20 21,264
Las Vegas Valley Water District
Series 2017A, GO, 5.00%, 02/01/28 ..... 90 92,496
Series 2019A, GO, 5.00%, 06/01/28 ..... 70 74,370
Series 2020D, GO, 5.00%, 06/01/28 ..... 50 53,121
Series 2021A, GO, 5.00%, 06/01/28 ..... 20 21,249
Series 2021C, GO, 5.00%, 06/01/28 ..... 415 440,907
Nevada System of Higher Education
Series 2022, RB, 5.00%, 07/01/28 ...... 60 63,849
Series 2023, RB, 5.00%, 07/01/28 ...... 400 425,660
State of Nevada
Series 2018A, GO, 5.00%, 04/01/28 ..... 60 63,521
Series 2019A, GO, 5.00%, 05/01/28 ..... 495 525,146
Series 2021A, GO, 5.00%, 05/01/28 ..... 235 249,312
Series 2018A, GO, 4.00%, 04/01/31 ..... 105 108,260
State of Nevada Highway Improvement
Series 2016, RB, 5.00%, 12/01/28 ...... 190 191,731
Series 2018, RB, 5.00%, 12/01/28 ...... 180 191,331
Series 2018, RB, 5.00%, 12/01/29 ...... 200 212,603
Series 2018, RB, 5.00%, 12/01/30 ...... 340 361,150
Washoe County School District
Series 2017D, GO, 5.00%, 06/01/28 ..... 130 134,652
Series 2019A, GO, 5.00%, 06/01/28 (BAM) 20 21,249
Series 2021, GO, 5.00%, 06/01/28 ...... 135 143,269
Series 2023A, GO, 5.00%, 06/01/28 ..... 105 111,432
Series 2024B, GO, 5.00%, 06/01/28 ..... 45 47,756
Series 2017C, GO, 5.00%, 10/01/28 ..... 40 41,785
Series 2018, GO, 5.00%, 10/01/30 (BAM) . 75 80,143
13,350,344
New Hampshire — 0.3%
City of Manchester
Series 2018A, GO, 5.00%, 05/01/28 ..... 50 52,952
Series 2004, RB, 5.50%, 06/01/28 ( NPFGC) 30 32,153
Series 2020A, GO, 4.00%, 06/15/28 ..... 35 36,195
New Hampshire Municipal Bond Bank
Series 2016E, RB, 4.00%, 08/15/28 ..... 125 126,041
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2017B, RB, 5.00%, 08/15/28 (ST
INTERCEPT) .................. USD 55 $ 57,275
Series 2018B, RB, 5.00%, 08/15/28 ..... 130 135,378
Series 2020B, RB, 5.00%, 08/15/28 ..... 755 805,814
Series 2023B, RB, 5.00%, 08/15/28 ..... 30 32,019
New Hampshire State Turnpike System
Series 2022, RB, 5.00%, 08/01/28 ...... 45 47,983
Series 2019, RB, 5.00%, 11/01/28 ...... 150 160,917
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/28 ................. 265 285,618
1,772,345
New Jersey — 2.7%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 103,985
County of Union, Series 2017, GO,
4.00%, 03/01/28 ................. 20 20,535
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 399,106
New Jersey Economic Development Authority
Series 2023RRR, RB, 5.00%,  03/01/28 ... 3,415 3,600,507
Series 2017B, RB, 5.00%, 06/15/28 ..... 20 21,213
Series 2017DDD, RB, 5.00%, 06/15/28 ... 450 465,836
Series 2018C, RB, 5.00%, 06/15/28 ..... 100 104,777
Series 2018FFF, RB, 5.00%, 06/15/28 .... 1,410 1,495,551
Series 2019LLL, RB, 5.00%, 06/15/28 .... 155 164,405
Series 2021QQQ, RB, 5.00%, 06/15/28 ... 170 180,315
Series 2022A, RB, 5.00%, 11/01/28 ..... 785 839,946
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 130 123,988
New Jersey Transportation Trust Fund Authority
Series 2016A-1, RB, 5.00%, 06/15/28 .... 820 827,452
Series 2018A, RB, 5.00%,  06/15/28 ..... 1,170 1,180,633
Series 2021A, RB, 5.00%, 06/15/28 ..... 1,245 1,320,540
Series 2023AA, RB, 5.00%, 06/15/28 .... 510 540,954
New Jersey Turnpike Authority
Series 2017A, RB, 5.00%, 01/01/28 ..... 95 97,186
Series 2017B, RB, 5.00%, 01/01/28 ..... 245 257,283
Series 2025B, RB, 5.00%, 01/01/28 ..... 410 430,555
Series 2005A, RB, 5.25%, 01/01/28 ..... 205 216,587
Series 2017E, RB, 5.00%, 01/01/29 ..... 770 808,843
Series 2017B, RB, 5.00%,  01/01/30 ..... 100 104,984
Series 2017B, RB, 5.00%, 01/01/31 ..... 195 204,533
Series 2017B, RB, 5.00%, 01/01/32 ..... 390 408,467
State of New Jersey
GO, 5.00%, 06/01/28 ............... 265 274,484
Series 2020A, GO, 5.00%,  06/01/28 ..... 2,375 2,522,481
16,715,146
New Mexico — 1.1%
New Mexico Finance Authority
RB, 5.00%, 06/01/28 ............... 125 129,501
Series 2017A, RB, 5.00%, 06/01/28 ..... 30 31,080
Series 2022C, RB, 5.00%, 06/01/28 ..... 95 100,997
Series 2018A, RB, 5.00%, 06/01/28 ..... 85 90,366
Series 2022B, RB, 5.00%, 06/01/28 ..... 25 26,578
Series 2022A, RB, 5.00%, 06/01/28 ..... 25 26,578
Series 2018D, RB, 5.00%, 06/01/28 ..... 90 95,682
Series 2023B, RB, 5.00%, 06/01/28 ..... 95 100,997
Series 2020B, RB, 5.00%,  06/01/28 ..... 100 106,313
Series 2019D, RB, 5.00%, 06/01/28 ..... 115 122,260
Series 2021B, RB, 5.00%, 06/15/28 ..... 30 31,925
Series 2021A, RB, 5.00%, 06/15/28 ..... 790 840,697
Series 2020C-1, RB, 5.00%, 06/15/28 .... 95 101,096
Series 2018E, RB, 5.00%, 06/15/28 ..... 205 218,155

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2018A, RB, 5.00%, 06/15/28 ..... USD 100 $ 106,417
Series 2017D, RB, 5.00%, 06/15/28 ..... 100 103,705
Series 2024A, RB, 5.00%, 06/15/28 ..... 20 21,283
Series 2018D, RB, 5.00%, 06/01/29 ..... 100 106,286
Series 2018A, RB, 5.00%, 06/15/29 ..... 205 218,111
Series 2018E, RB, 5.00%, 06/15/29 ..... 40 42,555
Series 2018D, RB, 5.00%, 06/01/30 ..... 185 196,577
Series 2018A, RB, 5.00%, 06/15/30 ..... 60 63,680
New Mexico Municipal Energy Acquisition
Authority, Series 2025, RB, 5.00%, 05/01/28
(c)
10 10,433
State of New Mexico
Series 2019, GO, 5.00%, 03/01/28 ...... 20 21,073
Series 2021, GO, 5.00%, 03/01/28 ...... 515 543,214
Series 2025, GO, 5.00%, 03/01/28 ...... 75 79,023
Series 2023, GO, 5.50%, 03/01/28 ...... 275 292,843
State of New Mexico Severance Tax Permanent
Fund
Series 2018A, RB, 5.00%, 07/01/28 ..... 675 717,317
Series 2020A, RB, 5.00%, 07/01/28 ..... 70 74,388
Series 2021A, RB, 5.00%, 07/01/28 ..... 1,410 1,498,396
Series 2022A, RB, 5.00%, 07/01/28 ..... 115 122,210
Series 2022B, RB, 5.00%, 07/01/28 ..... 480 510,092
6,749,828
New York — 8.3%
City of New York
Series 2021F, Sub-Series F-1, GO,
3.00%, 03/01/28 ................ 30 30,349
Series 2004A-6, GO, 5.00%, 08/01/28 .... 100 105,083
Series C, GO, 5.00%, 08/01/28 ........ 955 976,425
Series 2024A, GO, 5.00%, 08/01/28 ..... 40 42,639
Series 2023F-1, GO, 5.00%,  08/01/28 .... 195 207,864
Series 2023-1, GO, 5.00%, 08/01/28 ..... 730 778,158
Series 2022C, GO, 5.00%, 08/01/28 ..... 55 58,628
Series 2022B, Sub-Series B1, GO,
5.00%, 08/01/28 ................ 390 415,728
Series 2021C, GO, 5.00%, 08/01/28 ..... 1,080 1,151,247
Series 2021A-1, GO, 5.00%, 08/01/28 .... 1,070 1,140,588
Series D, GO, 5.00%, 08/01/28 ........ 210 210,445
Series 2020C-1, GO, 5.00%, 08/01/28 ... 305 325,121
Series 2018C, GO, 5.00%, 08/01/28 ..... 1,210 1,271,506
Series 2018A, GO, 5.00%, 08/01/28 ..... 420 436,162
Series 2018-1, GO, 5.00%, 08/01/28 ..... 160 166,157
Series 2019E, GO, 5.00%, 08/01/28 ..... 450 479,686
Series E, GO, 5.00%, 08/01/28 ........ 345 349,399
Series 2023A-1, GO, 5.00%, 09/01/28 .... 40 42,725
Series 2020, Sub-Series B-1, GO,
5.00%, 10/01/28 ................ 335 358,538
Series 2023B-1, GO, 5.00%, 10/01/28 .... 280 299,674
Series 2018F-1, GO, 5.00%, 04/01/29 .... 25 26,376
Series 2018C, GO, 5.00%,  08/01/29 ..... 350 367,807
Series A-2, GO, 5.00%, 08/01/29 ....... 220 231,193
Series 2004A-6, GO, 5.00%, 08/01/29 .... 170 178,649
Series 2018F-1, GO, 5.00%, 04/01/30 .... 20 21,095
Series 2018C, GO, 5.00%, 08/01/30 ..... 280 294,108
Series 2018D, GO, 5.00%, 08/01/31 ..... 100 104,932
Series 2018C, GO, 5.00%, 08/01/31 ..... 250 262,329
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/28
(c)
................ 500 525,819
Empire State Development Corp.
Series 2020C, RB, 5.00%, 03/15/28 ..... 105 111,023
Series 2021A, RB, 5.00%, 03/15/28 ..... 230 243,391
Hudson Yards Infrastructure Corp.
Series 2017A, RB, 5.00%, 02/15/28 ..... 30 30,803
Series 2022-A, RB, 5.00%, 02/15/28 ..... 120 126,924
Security
Par (000)
Par (000) Value
New York (continued)
Long Island Power Authority
Series 2023F, RB, 5.00%, 09/01/28 ..... USD 170 $ 181,924
Series 1998A, RB, 0.00%, 12/01/28
(b)
.... 170 156,242
Series 2018, RB, 5.00%,  09/01/29 ...... 205 219,471
Metropolitan Transportation Authority
Series 2017B, RB, 5.00%, 11/15/28 ..... 895 960,692
Series 2017C-1, RB, 5.00%, 11/15/28 .... 1,190 1,254,700
Series 2018B, RB, 5.00%, 11/15/28 ..... 580 622,571
Series 2020E, RB, 5.00%, 11/15/28 ..... 3,015 3,236,298
Series 2024A, RB, 5.00%, 11/15/28 ..... 450 483,030
Series 2017C-1, RB, 5.00%, 11/15/29 .... 445 469,162
Series 2017C-1, RB, 5.00%, 11/15/30 .... 150 158,060
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 537,823
New York City Municipal Water Finance Authority
Series 2020CC-1, RB, 5.00%, 06/15/28 ... 135 143,934
Series 2020FF, RB, 5.00%,  06/15/28 .... 300 319,854
Series 2021, Sub-Series AA-2, RB,
5.00%, 06/15/28 ................ 130 138,604
Series 2021, Sub-Series Cc-2, RB,
5.00%, 06/15/28 ................ 1,050 1,075,297
Series 2022AA-2, RB, 5.00%, 06/15/28 ... 100 102,409
Series 2022EE, RB, 5.00%, 06/15/28 .... 365 389,156
Series BB-2, RB, 5.00%, 06/15/28 ...... 210 217,776
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A, RB, 5.00%, 07/15/28
(SAW) ....................... 80 85,420
Series 2019S-2A, RB, 5.00%, 07/15/28
(SAW) ....................... 30 32,032
Series 2023, Sub-Series S-1A, RB,
5.00%, 07/15/28 (SAW) ........... 130 138,807
Series S-1, RB, 5.00%, 07/15/28 (SAW) .. 75 77,874
Series 2018S-4A, RB, 5.00%, 07/15/29
(SAW) ....................... 60 63,914
Series 2019S-2A, RB, 5.00%, 07/15/29
(SAW) ....................... 50 53,262
Series 2019S-3A, RB, 5.00%, 07/15/29
(SAW) ....................... 100 106,524
Series 2018S-4A, RB, 5.00%, 07/15/30
(SAW) ....................... 215 229,009
Series 2019S-3A, RB, 5.00%, 07/15/30
(SAW) ....................... 650 692,353
Series 2018S-4A, RB, 5.00%, 07/15/31
(SAW) ....................... 200 212,845
Series 2019S-1, RB, 5.00%, 07/15/31 (SAW) 215 228,809
Series 2019S-2A, RB, 5.00%, 07/15/31
(SAW) ....................... 2,310 2,458,363
Series 2019S-2A, RB, 5.00%, 07/15/32
(SAW) ....................... 945 1,004,249
New York City Transitional Finance Authority
Future Tax Secured
Series 2021, Sub-Series E-1, RB,
3.00%, 02/01/28 ................ 50 50,547
Series 2022C, Sub-Series C-1, RB,
5.00%, 02/01/28 ................ 190 200,051
Series 2017F-1, RB, 5.00%, 05/01/28 .... 40 41,258
Series 2020C , Sub-Series C-1, RB,
5.00%, 05/01/28 ................ 270 285,857
Series B-1, RB, 5.00%, 08/01/28 ....... 20 21,304
Series 2023A, Sub-Series A-1, RB,
5.00%, 08/01/28 ................ 115 122,497
Series 2021B, Sub-Series B-1, RB,
5.00%, 08/01/28 ................ 65 69,237
Series 2018B-1, RB, 5.00%, 08/01/28 .... 100 103,758

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020B-1, RB, 5.00%, 11/01/28 .... USD 155 $ 166,092
Series 2021A, RB, 5.00%, 11/01/28 ..... 935 1,001,910
Series 2021G-1, RB, 5.00%, 11/01/28 .... 55 58,936
Series 2022A, Sub-Series A-1, RB,
5.00%, 11/01/28 ................ 525 562,570
Series 2022D, Sub-Series D1, RB,
5.00%, 11/01/28 ................ 230 246,459
Series 2022E, RB, 5.00%, 11/01/28 ..... 150 160,734
Series 2023B, Sub-Series B-1, RB,
5.00%, 11/01/28 ................ 1,490 1,596,627
Series 2023E-1, RB, 5.00%, 11/01/28 .... 240 257,175
Series 2018-1, RB, 5.00%, 11/01/28 ..... 320 333,996
Series 2019C-1, RB, 5.00%, 11/01/28 .... 280 300,037
Series C, RB, 5.00%, 11/01/28 ......... 90 92,826
Series 2019A-1, RB, 5.00%, 08/01/29 .... 25 26,575
Series B-1, RB, 5.00%, 08/01/29 ....... 180 191,339
Series 2018C-2, RB, 5.00%, 05/01/32 .... 285 300,320
Series 2019A-1, RB, 5.00%,  08/01/32 .... 50 52,960
New York State Dormitory Authority
Series 2019D, RB, 5.00%, 02/15/28 ..... 805 848,889
Series 2016A, RB, 5.00%, 03/15/28 ..... 140 142,276
Series 2021A, RB, 5.00%, 03/15/28 ..... 480 507,741
Series 2019A, RB, 5.00%, 03/15/28 ..... 325 342,949
Series 2018D, RB, 5.00%, 04/01/28 (SAW) 50 50,226
Series 2025A, RB, 5.00%, 05/01/28 ..... 25 26,427
Series 1, RB, 0.00%, 07/01/28 (NPFGC)
(b)
. 25 23,467
Series 2016A, RB, 5.00%, 07/01/28 ..... 340 343,426
Series 2017, RB, 5.00%, 07/01/28 ...... 75 77,738
Series 2017A, RB, 5.00%, 07/01/28 ..... 125 129,613
Series 2018A, RB, 5.00%, 07/01/28 ..... 165 175,721
Series 2024A, RB, 5.00%, 07/01/28 ..... 50 53,110
Series 2019A, RB, 5.00%, 07/01/28 ..... 245 260,880
Series 2025B, RB, 5.00%, 07/01/28
(c)
.... 500 532,853
Series 2025A, RB, 5.00%, 10/01/28 ..... 95 101,953
Series 2019A, RB, 5.00%, 10/01/28 (SAW) 60 62,608
Series A, RB, 5.00%, 10/01/28 (AG ST
INTERCEPT) .................. 30 31,399
Series 2018C, RB, 5.00%, 10/01/28 (SAW) 25 25,461
Series 20181, RB, 5.00%, 01/15/29 (SAW) 20 20,969
Series 2018A, RB, 5.00%, 03/15/29 ..... 245 261,544
Series 2018C, RB, 5.00%,  03/15/29 ..... 250 264,665
Series 2018A, RB, 5.00%, 07/01/29 ..... 170 180,755
Series 2018E, RB, 5.00%, 03/15/30 ..... 795 850,152
Series 2018A, RB, 5.00%, 03/15/30 ..... 510 538,785
Series 2018C, RB, 5.00%, 03/15/31 ..... 210 221,568
Series 2018A, RB, 5.00%, 03/15/31 ..... 680 719,416
Series 2018A, RB, 5.00%, 03/15/32 ..... 700 743,457
Series 2018C, RB, 5.00%, 03/15/32 ..... 285 300,286
New York State Environmental Facilities Corp.
Series 2016B, RB, 5.00%, 02/15/28 ..... 45 45,642
Series 2016A, RB, 5.00%, 06/15/28 ..... 180 181,774
Series 2017A, RB, 5.00%, 06/15/28 ..... 305 316,302
Series 2017E, RB, 5.00%,  06/15/28 ..... 25 25,926
Series 2018A, RB, 5.00%, 06/15/28 ..... 50 53,357
Series 2018B, RB, 5.00%, 06/15/28 ..... 250 266,785
Series 2019B, RB, 5.00%, 06/15/28 ..... 345 368,163
Series 2021A, RB, 5.00%, 06/15/28 ..... 85 90,707
Series 2018B, RB, 5.00%, 06/15/29 ..... 125 132,935
New York State Housing Finance Agency
Series 2023E-2, RB, VRDN,  3.88%, 05/01/28
(SONYMA)
(a)
................... 120 120,065
Series 2020H, RB, 1.50%, 11/01/28 ..... 430 407,899
New York State Thruway Authority
Series L, RB, 5.00%, 01/01/28 ......... 130 136,993
Series P, RB, 5.00%, 01/01/28 ......... 250 263,448
Security
Par (000)
Par (000) Value
New York (continued)
Series Q, RB, 5.00%, 01/01/28 ........ USD 500 $ 526,897
Series 2021A-1, RB, 5.00%, 03/15/28 .... 215 227,334
Series L, RB, 5.00%, 01/01/30 ......... 265 278,679
Series L, RB, 5.00%, 01/01/31 ......... 160 168,111
Port Authority of New York & New Jersey
Series 2017, RB, 5.00%, 11/15/28 ...... 205 214,679
Series 230, RB, 4.00%,  12/01/28 ....... 500 525,049
Series 211, RB, 5.00%, 09/01/29 ....... 185 197,812
Series 209, RB, 5.00%, 07/15/30 ....... 260 276,877
Triborough Bridge & Tunnel Authority
Series 2021C2, RB, 5.00%, 05/15/28 .... 370 393,891
Series 2022B, RB, 5.00%, 05/15/28 ..... 500 532,286
Series 2012B, RB, 0.00%, 11/15/28
(b)
.... 785 730,400
Series 2016A, RB, 5.00%, 11/15/28 ..... 120 120,734
Series 2017C-1, RB, 5.00%, 11/15/28 .... 305 328,759
Series 2018B, RB, 5.00%,  11/15/28 ..... 200 215,580
Series 2023A, RB, 5.00%, 11/15/28 ..... 775 835,371
Series 2023B, RB, 5.00%, 11/15/28 ..... 655 701,416
Series 2024A, Sub-Series A-2, RB,
5.00%, 11/15/28 ................ 375 404,212
Series B, RB, 5.00%, 11/15/28 ......... 250 269,475
Series 2025A, RB, 5.00%, 12/01/28 ..... 55 59,240
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 275 277,793
51,197,025
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2022A, RB, 5.00%, 01/15/28 ..... 455 477,619
City of Charlotte
Series 2019A, GO, 5.00%, 06/01/28 ..... 380 404,257
Series 2021A, RB, 5.00%, 07/01/28 ..... 750 797,620
Series 2022A, RB, 5.00%, 07/01/28 ..... 100 106,349
Series 2020, RB, 5.00%, 12/01/28 ...... 330 355,506
City of Charlotte Water & Sewer System
Series 2019, RB, 5.00%, 07/01/28 ...... 20 21,322
Series 2020, RB, 5.00%, 07/01/28 ...... 395 421,107
Series 2018, RB, 3.00%, 07/01/30 ...... 2,000 2,010,100
City of Durham, Series 2018, RB,
5.00%, 04/01/28 ................. 20 21,160
City of Fayetteville, Series 2018, RB,
5.00%, 03/01/28 ................. 75 79,236
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 455,832
County of Forsyth
Series 2017B, GO, 5.00%, 03/01/28 ..... 20 20,591
Series 2020, GO, 3.00%, 04/01/28 ...... 150 151,926
County of Guilford
Series 2016A, GO, 5.00%,  02/01/28 ..... 5 5,011
Series 2017B, GO, 5.00%, 05/01/28 ..... 120 124,114
County of Mecklenburg
Series 2021, GO, 5.00%, 03/01/28 ...... 280 295,926
Series 2017A, GO, 5.00%, 04/01/28 ..... 175 180,561
Series 2018, GO, 5.00%,  03/01/29 ...... 20 21,142
County of New Hanover, Series 2021A, GO,
4.00%, 08/01/28 ................. 20 20,859
County of Wake
Series 2022A, GO, 5.00%, 02/01/28 ..... 115 121,303
Series 2021, RB, 5.00%, 03/01/28 ...... 470 496,437
Series 2020A, GO, 5.00%, 04/01/28 ..... 15 15,890
Series 2021, GO, 5.00%, 04/01/28 ...... 175 185,383
Series 2023A, RB, 5.00%, 04/01/28 ..... 220 232,861
Series 2016A, RB, 5.00%, 12/01/28 ..... 165 168,599
Durham Capital Financing Corp., Series 2018,
RB, 5.00%, 10/01/30 .............. 45 48,227

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... USD 160 $ 168,608
North Carolina Municipal Power Agency No. 1
Series 2019A, RB, 5.00%, 01/01/28 ..... 45 47,256
Series A, RB, 5.00%, 01/01/28 ......... 80 80,568
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 133,900
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 375 383,012
State of North Carolina
Series 2019, RB, 5.00%, 03/01/28 ...... 540 570,160
Series 2021, RB, 5.00%, 03/01/28 ...... 210 221,729
Series 2017B, RB, 5.00%, 05/01/28 ..... 545 563,205
Series 2019A, RB, 5.00%, 05/01/28 ..... 155 164,440
Series 2020B, RB, 5.00%, 05/01/28 ..... 390 413,751
Series 2022A, RB, 5.00%, 05/01/28 ..... 50 53,045
Series 2025B, RB, 5.00%, 05/01/28 ..... 55 58,350
Series 2018A, GO, 5.00%, 06/01/28 ..... 275 292,509
Series 2019B, GO, 5.00%, 06/01/28 ..... 205 218,052
Series 2020A, GO, 5.00%, 06/01/28 ..... 1,100 1,170,038
Town of Cary, Series 2017B, RB,
5.00%, 12/01/28 ................. 60 62,986
11,840,547
North Dakota — 0.3%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 485 520,273
North Dakota Public Finance Authority
Series 2018A, RB, 5.00%, 10/01/30 ..... 110 117,858
Series 2018A, RB, 5.00%, 10/01/31 ..... 270 288,922
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... 700 662,722
1,589,775
Ohio — 2.7%
American Municipal Power, Inc.
Series 2016A, RB, 5.00%, 02/15/28 ..... 250 250,238
Series 2017A, RB, 5.00%,  02/15/28 ..... 160 167,760
Series 2020A, RB, 5.00%, 02/15/28 ..... 425 445,613
Series 2021A, RB, 5.00%, 02/15/28 ..... 55 57,668
Series 2023A, RB, 5.00%, 02/15/28 ..... 160 167,760
City of Cleveland
Series 2017B-1, RB, 5.00%,  10/01/28 .... 190 200,853
Series 2017B-2, RB, 5.00%, 10/01/28 .... 65 68,713
Series 2023A, GO, 5.00%, 12/01/28 ..... 50 53,575
Series 2017B-1, RB, 5.00%, 10/01/29 .... 25 26,417
Series 2018A, RB, 5.00%, 10/01/29 ..... 45 47,551
Series 2017B-1, RB, 5.00%, 10/01/30 .... 55 57,974
City of Columbus
Series 2016-3, GO, 5.00%, 02/15/28 ..... 355 365,013
Series 2017-1, GO, 5.00%, 04/01/28 ..... 475 496,278
Series 2018A, GO, 5.00%, 04/01/28 ..... 100 105,883
Series 2019A, GO, 5.00%, 04/01/28 ..... 260 275,296
Series 2022A, GO, 5.00%, 04/01/28 ..... 20 21,177
Series 2018A, GO, 5.00%, 04/01/29 ..... 215 230,461
Series 2018A, GO, 5.00%, 04/01/31 ..... 495 529,416
Cleveland Department of Public Utilities
Division of Water, Series 2024HH, RB,
5.00%, 01/01/28 ................. 20 21,008
County of Cuyahoga
Series 2022A, RB, 4.00%, 01/01/28 ..... 40 41,272
COP, 5.00%, 12/01/28 .............. 20 21,300
Series 2019A, GO, 4.00%, 12/01/29 ..... 115 119,335
Series 2019A, GO, 3.00%, 12/01/31 ..... 500 502,211
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Franklin
Series 2016C, RB, 5.00%, 11/01/28 ..... USD 70 $ 72,326
Series 2017A, RB, 5.00%, 11/01/28 ..... 30 31,389
Series 2018, RB, 4.00%, 06/01/31 ...... 145 150,366
Miami University, Series 2024A, RB,
5.00%, 09/01/28 ................. 20 21,308
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 537,022
Ohio State University (The), Series 2020A, RB,
5.00%, 12/01/28 ................. 20 21,489
Ohio Turnpike & Infrastructure Commission
Series 2017A, RB, 5.00%, 02/15/28 ..... 920 945,136
Series 2018A, RB, 5.00%, 02/15/28 ..... 210 221,192
Series 2018A, RB, 5.00%, 02/15/29 ..... 90 94,744
Series 2018A, RB, 5.00%, 02/15/30 ..... 470 494,776
Series 2018A, RB, 5.00%, 02/15/31 ..... 410 431,445
Ohio Water Development Authority
Series 2018, RB, 5.00%, 06/01/28 ...... 1,085 1,146,339
Series 2019, RB, 5.00%, 06/01/28 ...... 165 175,405
Series 2019A, RB, 5.00%, 06/01/28 ..... 890 946,332
Series 2016, RB, 5.00%, 12/01/28 ...... 235 240,110
Series 2019, RB, 5.00%, 12/01/28 ...... 175 188,361
Series 2019A, RB, 5.00%, 12/01/28 ..... 1,025 1,103,549
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A, RB, 5.00%, 06/01/28 ..... 335 347,049
Series 2020B, RB, 5.00%, 06/01/28 ..... 130 138,198
Series 2023A, RB, 5.00%, 06/01/28 ..... 230 244,504
Series 2023C, RB, 5.00%, 06/01/28 ..... 20 21,266
Series 2017A, RB, 5.00%, 12/01/28 ..... 115 119,152
State of Ohio
Series 2020A, RB, 4.00%, 01/15/28 ..... 35 35,800
Series 2025A, RB, 5.00%, 01/15/28 ..... 200 208,539
Series 2020A, RB, 5.00%, 02/01/28 ..... 220 231,682
Series 2020C, GO, 5.00%, 03/01/28 ..... 380 401,430
Series 2021C, GO, 5.00%, 03/15/28 ..... 95 100,456
Series X, GO, 4.00%,  04/01/28 ........ 25 25,902
Series 2021A, RB, 5.00%, 04/01/28 ..... 110 116,304
Series 2019A, RB, 5.00%, 04/01/28 ..... 185 195,601
Series 2017A, RB, 5.00%, 04/01/28 ..... 50 51,560
Series 2018A, RB, 5.00%, 04/01/28 ..... 40 42,292
Series 2021A, GO, 5.00%, 05/01/28 ..... 405 429,637
Series V, GO, 5.00%, 05/01/28 ........ 50 53,042
Series U, GO, 5.00%, 05/01/28 ........ 65 68,954
Series S, GO, 5.00%, 05/01/28 ........ 400 402,575
Series 2019A, GO, 5.00%, 05/01/28 ..... 140 148,517
Series W, GO, 5.00%, 05/01/28 ........ 30 31,825
Series 2021A, GO, 5.00%, 06/15/28 ..... 20 21,282
Series 2017C, GO, 5.00%, 08/01/28 ..... 180 192,155
Series 2022C, GO, 5.00%, 09/01/28 ..... 180 192,551
Series 2018A, GO, 5.00%,  09/01/28 ..... 180 192,551
Series 2017B, GO, 5.00%, 09/01/28 ..... 425 454,634
Series 2017B, GO, 5.00%, 09/15/28 ..... 425 455,070
Series 2021A, RB, 5.00%, 10/01/28 ..... 20 21,406
Series 2019B, RB, 5.00%, 10/01/28 ..... 20 21,406
Series 2017A, RB, 5.00%, 10/01/28 ..... 90 93,997
RB, 5.00%, 10/01/28 ............... 60 62,664
Series T, GO, 5.00%, 11/01/28 ......... 120 124,019
Series 2020A, RB, 5.00%, 12/01/28 ..... 30 32,239
Series 2022A, RB, 5.00%, 12/01/28 ..... 30 32,239
Series 2016C, RB, 5.00%, 12/01/28 ..... 165 168,698
Series 2018A, RB, 5.00%, 12/01/28 ..... 35 37,612
Series 2018A, RB, 5.00%, 04/01/29 ..... 70 74,029
Series 2018A, RB, 5.00%, 04/01/30 ..... 45 47,551

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
State of Ohio Department of Administrative
Services, COP, 5.00%, 09/01/28 ....... USD 60 $ 64,090
University of Cincinnati
Series 2017B, RB, 5.00%, 06/01/28 ..... 75 77,631
Series 2019A, RB, 5.00%, 06/01/28 ..... 20 21,197
16,895,367
Oklahoma — 0.8%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 723,024
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 147,974
Oklahoma Capitol Improvement Authority
Series 2018C, RB, 5.00%, 01/01/28 ..... 25 25,956
Series 2016, RB, 5.00%,  07/01/28 ...... 20 20,195
Series 2018D, RB, 5.00%, 07/01/28 ..... 100 106,167
Series 2020B, RB, 5.00%, 07/01/28 ..... 105 111,476
Series 2024A, RB, 5.00%, 07/01/28 ..... 200 212,335
Series 2024B, RB, 5.00%, 07/01/28 ..... 50 53,084
Oklahoma City Water Utilities Trust, Series 2024,
RB, 5.00%, 07/01/28 .............. 75 79,789
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 385 410,555
Oklahoma Municipal Power Authority
Series 2019A, RB, 5.00%, 01/01/28 ..... 50 52,315
Series 2021A, RB, 5.00%, 01/01/28 ..... 70 73,308
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/28 ................. 255 271,609
Oklahoma Turnpike Authority
Series 2017D, RB, 5.00%, 01/01/28 ..... 1,630 1,711,404
Series 2017E, RB, 5.00%, 01/01/28 ..... 25 25,587
Series 2020A, RB, 5.00%, 01/01/28 ..... 190 199,489
Oklahoma Water Resources Board
Series 2020, RB, 5.00%, 04/01/28 ...... 25 26,444
Series 2021, RB, 5.00%,  04/01/28 (OK
CERF) ....................... 180 190,397
Series 2023, RB, 5.00%, 04/01/28 ...... 30 31,733
Series 2024, RB, 5.00%, 04/01/28 ...... 100 105,776
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/28 .............. 200 202,075
4,780,692
Oregon — 1.7%
City of Portland
Series 2021A, GO, 5.00%, 06/01/28 ..... 100 106,360
Series 2018B, GO, 5.00%, 06/15/29 ..... 255 271,468
City of Portland Sewer System
Series 2019A, RB, 5.00%, 03/01/28 ..... 140 147,846
Series 2020A, RB, 5.00%, 03/01/28 ..... 25 26,401
Series 2018A, RB, 5.00%, 05/01/28 ..... 310 312,063
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 821,129
Clackamas County School District No. 12
North Clackamas, Series 2018, GO,
5.00%, 06/15/29 (GTD) ............. 20 21,265
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 106,172
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 377,527
Deschutes & Jefferson Counties School
District No. 2J Redmond, Series 2008B, GO,
0.00%, 06/15/28 (GTD)
(b)
............ 800 749,354
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 40 41,462
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1J
Portland
Series 2017B, GO, 3.00%, 06/15/28 (GTD) USD 1,000 $ 1,004,917
Series 2020, GO, 5.00%, 06/15/28 (GTD) . 225 239,278
Multnomah County School District No. 7
Reynolds, Series 2025, GO, 5.00%, 06/15/28
(GTD) ....................... 20 21,198
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(b)
.... 245 230,619
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 185 195,570
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 90,108
Oregon State Lottery, Series C, RB,
5.00%, 04/01/28 ................. 345 355,687
Portland Community College District
Series 2016, GO, 5.00%, 06/15/28 ...... 165 166,676
Series 2023, GO, 5.00%, 06/15/28 ...... 300 319,037
Salem-Keizer School District No. 24J
Series 2009B, GO, 0.00%, 06/15/28 (GTD)
(b)
90 84,322
Series 2020, GO, 0.00%, 06/15/28
(b)
..... 670 626,998
Series 2018, GO, 5.00%, 06/15/30 (GTD) . 20 21,289
State of Oregon
Series 2017A, GO, 5.00%, 05/01/28 ..... 25 25,858
Series 2019A, GO, 5.00%, 05/01/28 ..... 85 90,196
Series 2019N, GO, 5.00%, 05/01/28 ..... 155 164,475
Series 2021A, GO, 5.00%, 05/01/28 ..... 100 106,113
Series 2023A, GO, 5.00%, 05/01/28 ..... 140 148,558
Series F, GO, 5.00%, 05/01/28 ......... 180 181,220
Series 2019D, GO, 5.00%, 06/01/28 ..... 450 478,514
Series 2020E, GO, 5.00%, 06/01/28 ..... 95 101,020
Series J, GO, 4.00%, 08/01/28 ......... 120 123,043
Series 2019G, GO, 5.00%, 08/01/28 ..... 160 170,857
Series 2023G, GO, 5.00%, 08/01/28 ..... 20 21,357
Series I, GO, 5.00%, 08/01/28 ......... 70 72,859
State of Oregon Department of Transportation
Series 2024, RB, 5.00%, 05/15/28 ...... 500 530,625
Series B, RB, 5.00%, 11/15/28 ......... 325 336,359
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A, RB, 5.00%, 09/01/28 ..... 260 271,463
Series 2018A, RB, 5.00%, 10/01/28 ..... 1,390 1,462,624
10,621,887
Pennsylvania — 3.5%
Allegheny County Hospital Development
Authority
Series 2019A, RB, 5.00%, 07/15/28 ..... 820 869,608
Series 2021B, RB, 5.00%, 10/15/28 ..... 1,000 1,066,521
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 143,007
City of Philadelphia
Series 2019B, GO, 5.00%, 02/01/28 ..... 20 21,040
Series 2021A, GO, 5.00%, 05/01/28 ..... 100 105,789
Series 2017A, RB, 5.00%, 07/01/28 ..... 60 62,137
Series 2025C, GO, 5.00%, 08/01/28 ..... 500 531,255
City of Philadelphia Water & Wastewater
Series 2024C, RB, 5.00%, 09/01/28 ..... 500 533,824
Series 2017B, RB, 5.00%, 11/01/28 ..... 195 204,095
Commonwealth of Pennsylvania
Series 2017, GO, 5.00%, 01/01/28 ...... 2,745 2,812,192
Series 2016, GO, 5.00%, 01/15/28 ...... 1,215 1,246,006
Series 2016, GO, 5.00%, 02/01/28 ...... 215 215,402
Series 2020, GO, 5.00%, 05/01/28 ...... 535 566,819
Series 2021-1, GO, 5.00%, 05/15/28 ..... 45 47,722

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2018A, COP, 5.00%, 07/01/28 .... USD 25 $ 26,243
Series 2019, GO, 5.00%, 07/15/28 ...... 925 984,989
Series 2024-1, GO, 5.00%, 08/15/28 ..... 130 138,713
Series 2023-1, GO, 5.00%, 09/01/28 ..... 115 122,839
Series 2016, GO, 5.00%,  09/15/28 ...... 1,300 1,321,041
Series 2022, GO, 5.00%, 10/01/28 ...... 215 230,118
County of Allegheny
Series C-81, GO, 5.00%, 12/01/28 ...... 25 26,823
Series C-77, GO, 5.00%, 11/01/30 ...... 30 32,130
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 105,831
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 382,930
Delaware River Joint Toll Bridge Commission,
Series 2019A, RB, 5.00%, 07/01/28 ..... 50 53,192
Delaware River Port Authority, Series 2018A,
RB, 5.00%, 01/01/28 .............. 40 42,094
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/28 (BAM) ............ 25 26,766
Lower Merion School District
Series 2021, GO, 5.00%,  11/15/28 (SAW) . 20 21,503
Series 2020, GO, 4.00%, 11/15/30 (SAW) . 80 83,542
Series 2020, GO, 4.00%, 11/15/31 (SAW) . 745 776,915
Northampton County General Purpose Authority
Series 2024A-1, RB, 5.00%, 08/15/28 .... 360 378,963
Series 2024A, RB, 5.00%, 11/15/28 ..... 150 160,825
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 330 347,287
Pennsylvania State University (The)
Series 2019A, RB, 5.00%, 09/01/28 ..... 190 202,819
Series 2023, RB, 5.00%, 09/01/28 ...... 110 117,421
Series B, RB, 5.00%, 09/01/28 ......... 995 1,009,127
Pennsylvania Turnpike Commission
Series A-2, RB, 5.00%, 06/01/28 ....... 1,500 1,513,001
Series 2017, RB, 5.00%, 12/01/28 ...... 150 157,241
Series 2017-3, RB, 5.00%, 12/01/28 ..... 200 209,655
Series 2019A, RB, 5.00%, 12/01/28 ..... 100 106,839
Series 2022B, RB, 5.00%, 12/01/28 ..... 225 241,793
Series 2023A, RB, 5.00%,  12/01/28 ..... 110 118,210
Series 2024, RB, 5.00%, 12/01/28 ...... 130 138,890
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A, RB, 5.00%, 12/01/28 ..... 185 198,808
Series B, RB, 5.00%, 12/01/28 ......... 370 378,077
Pennsylvania Turnpike Commission Registration
Fee
Series 2005A, RB, 5.25%, 07/15/28 ..... 430 460,173
Pittsburgh Water & Sewer Authority
Series 1998B, RB, 0.00%, 09/01/28
(NPFGC)
(b)
.................... 20 18,626
Series 2017A, RB , 5.00%, 09/01/28 ..... 210 218,765
Series 2019A, RB, 5.00%, 09/01/28 ..... 100 106,713
Series 2020B, RB, 5.00%, 09/01/28 ..... 30 32,014
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 125 131,605
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ 545 569,856
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,082,588
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 340 358,941
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC) ............ 145 153,129
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... USD 200 $ 210,268
21,422,720
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A, RB, 5.00%, 05/15/28 ..... 955 1,009,721
Series 2016B, RB, 5.00%,  06/15/28 ..... 1,190 1,200,530
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 357,688
Rhode Island Housing & Mortgage Finance
Corp., Series 74, RB, 5.00%, 04/01/28 ... 20 21,032
State of Rhode Island
Series 2019C, GO, 5.00%, 01/15/28 ..... 480 504,737
Series 2019E, GO, 5.00%, 01/15/28 ..... 160 168,246
Series 2017A, GO, 5.00%, 05/01/28 ..... 30 30,994
Series 2019A, GO, 5.00%, 05/01/28 ..... 165 174,743
Series 2017B, GO, 5.00%, 08/01/28 ..... 625 649,932
Series 2022A, GO, 5.00%, 08/01/28 ..... 25 26,639
Series 2018A, GO, 5.00%, 04/01/29 ..... 170 179,808
4,324,070
South Carolina — 1.1%
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/28 .............. 50 53,138
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 370,396
City of Charleston, Series 2022, RB,
5.00%, 09/01/28 ................. 20 21,345
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 123,139
County of Charleston
Series 2017A, GO, 5.00%, 11/01/28 (SAW) 75 78,472
Series 2019B, GO, 5.00%, 11/01/28 ..... 290 311,684
Series 2021A, GO, 5.00%, 11/01/28 ..... 245 263,319
Fort Mill School District No. 4
Series 2017B, GO, 5.00%, 03/01/28 (SCSDE) 80 82,267
Series 2020C, GO, 4.00%, 03/01/29
(SCSDE) ..................... 40 41,543
Series 2019A, GO, 5.00%, 03/01/29 (SCSDE) 30 32,004
Series 2017E, GO, 5.00%,  03/01/29 (SCSDE) 30 31,625
Series 2019A, GO, 4.00%, 03/01/30 (SCSDE) 40 41,533
Series 2017E, GO, 3.00%, 03/01/31 (SCSDE) 1,000 1,001,960
Horry County School District, Series 2025, GO,
5.00%, 03/01/28 (SCSDE) ........... 60 63,375
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/28
(c)
................ 675 724,537
South Carolina Public Service Authority
Series 2024A, RB, 5.00%, 12/01/28 ..... 225 240,987
Series 2025B, RB , 5.00%, 12/01/28
(c)
.... 865 926,460
South Carolina Transportation Infrastructure
Bank
Series 2021A, RB, 4.00%, 10/01/28 ..... 20 20,857
Series 2019A, RB, 5.00%, 10/01/28 ..... 1,045 1,118,314
Series 2021B, RB, 5.00%,  10/01/28 ..... 585 626,042
Series 2019A, RB, 5.00%, 10/01/29 ..... 270 288,864
Series 2019A, RB, 5.00%, 10/01/30 ..... 25 26,726
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 130,634
6,619,221
South Dakota — 0.0%
South Dakota Conservancy District
Series 2018, RB, 5.00%, 08/01/28 ...... 20 21,352

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Dakota (continued)
Series 2020, RB, 5.00%, 08/01/28 ...... USD 130 $ 138,788
Series 2022B, RB, 5.00%, 08/01/28 ..... 25 26,690
Series 2018, RB, 5.00%, 08/01/29 ...... 70 74,736
Series 2018, RB, 5.00%, 08/01/30 ...... 25 26,673
288,239
Tennessee — 2.0%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 100,123
City of Franklin, Series 2019B, GO,
5.00%, 03/01/28 ................. 35 36,976
City of Knoxville
Series 2021-AA, RB, 5.00%, 03/01/28 .... 350 369,182
Series 2021A, RB, 5.00%, 04/01/28 ..... 30 31,754
Series 2021, GO, 5.00%, 05/01/28 ...... 115 122,004
City of Knoxville Electric System, Series 2021LL,
RB, 5.00%, 07/01/28 .............. 150 159,480
City of Memphis
Series 2020, GO, 5.00%, 05/01/28 ...... 25 26,481
Series 2021, GO, 5.00%, 05/01/28 ...... 120 127,110
Series 2022A, GO, 5.00%,  10/01/28 ..... 75 80,254
Series 2020A, GO, 5.00%, 12/01/28 ..... 35 37,602
City of Memphis Light Gas & Water Division
Electric System
Series 2020A, RB, 5.00%, 12/01/28 ..... 30 32,234
Series 2024, RB, 5.00%, 12/01/28 ...... 45 48,351
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 887,985
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 534,417
County of Hamilton
Series 2020B, GO, 5.00%, 03/01/28 ..... 115 121,565
Series 2018A, GO, 5.00%, 04/01/28 ..... 410 434,326
Series 2018A, GO, 5.00%, 04/01/29 ..... 285 301,901
Series 2018A, GO, 5.00%, 04/01/30 ..... 60 63,541
County of Montgomery
Series 2017, GO, 5.00%, 04/01/28 ...... 440 453,503
Series 2022A, GO, 5.00%, 04/01/28 ..... 90 95,099
Series 2020B, GO, 5.00%, 06/01/28 ..... 20 21,219
Series 2023A, GO, 5.00%, 06/01/28 ..... 20 21,219
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 158,498
County of Rutherford
Series 2018, GO, 5.00%, 04/01/28 ...... 20 21,174
Series 2020, GO, 5.00%, 04/01/28 ...... 100 105,868
County of Shelby
Series 2019A, GO, 5.00%, 04/01/28 ..... 120 127,041
Series 2019B, GO, 5.00%,  04/01/28 ..... 75 79,401
Series 2020B, GO, 5.00%, 04/01/28 ..... 310 328,190
County of Sumner
Series 2019, GO, 5.00%, 12/01/28 ...... 25 26,882
Series 2019, GO, 5.00%, 12/01/29 ...... 25 26,922
County of Williamson
Series 2017, GO, 5.00%, 04/01/28 ...... 30 30,915
Series 2018, GO, 5.00%, 04/01/28 ...... 100 105,868
Series 2022, GO, 5.00%, 04/01/28 ...... 140 148,215
Series 2023, GO, 5.00%, 04/01/28 ...... 50 52,934
Series 2021B, GO, 5.00%, 05/01/28 ..... 375 397,838
Series 2018, GO, 5.00%, 04/01/29 ...... 20 21,186
Series 2018, GO, 5.00%, 04/01/30 ...... 40 42,361
County of Wilson
Series 2018, GO, 5.00%, 04/01/28 ...... 20 21,156
Series 2019, GO, 5.00%, 04/01/28 ...... 40 42,312
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022, GO, 5.00%, 04/01/28 ...... USD 20 $ 20,598
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 255 269,569
Metropolitan Government of Nashville &
Davidson County
Series 2016, GO, 4.00%, 01/01/28 ...... 160 160,884
Series 2022A, GO, 4.00%, 01/01/28 ..... 110 113,645
Series 2022B, GO, 4.00%, 01/01/28 ..... 60 61,988
Series 2016, GO, 5.00%, 01/01/28 ...... 270 272,797
Series 2021C, GO, 5.00%, 01/01/28 ..... 50 52,588
Series 2024A, GO, 5.00%, 01/01/28 ..... 1,055 1,109,616
Series 2017A, RB, 5.00%, 05/15/28 ..... 230 237,508
Series 2017B, RB, 5.00%, 05/15/28 ..... 70 72,303
Series 2017, GO, 4.00%, 07/01/28 ...... 40 40,863
Series 2018, GO, 4.00%, 07/01/28 ...... 380 395,108
Series 2017A, RB, 5.00%, 07/01/28 ..... 20 20,740
Series 2021A, RB, 5.00%, 07/01/28 ..... 135 143,729
Series 2018, GO, 5.00%,  07/01/30 ...... 475 504,309
Metropolitan Nashville Airport Authority (The)
Series 2019A, RB, 5.00%, 07/01/28 ..... 30 31,803
Series 2026C, RB, 5.00%, 07/01/28
(c)
.... 500 531,433
State of Tennessee
Series A, GO, 5.00%,  08/01/28 ........ 25 25,334
Series B, GO, 5.00%, 08/01/28 ........ 155 157,073
Series 2019A, GO, 5.00%, 09/01/28 ..... 120 125,134
Series 2021A, GO, 5.00%, 11/01/28 ..... 705 757,774
Series 2018A, GO, 5.00%, 02/01/29 ..... 355 374,504
Series 2018A, GO, 5.00%, 02/01/30 ..... 100 105,480
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... 330 313,205
Tennessee State School Bond Authority
Series 2019A, RB, 5.00%, 11/01/28
(HERBIP) ..................... 105 112,531
Series 2022A, RB, 5.00%, 11/01/28 (ST
INTERCEPT) .................. 40 42,869
Series A, RB, 5.00%, 11/01/28 (HERBIP) .. 220 229,761
Series B, RB, 5.00%, 11/01/28 (ST
INTERCEPT) .................. 325 339,420
12,465,653
Texas — 14.1%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 170 179,380
Alamo Community College District
Series 2021, GO, 5.00%, 02/15/28 ...... 180 189,490
Series 2017, GO, 5.00%, 08/15/28 ...... 45 46,749
Aldine Independent School District
Series 2017A, GO, 5.00%, 02/15/28 (PSF) 140 143,770
Series 2024B, GO, 5.00%, 02/15/28 (PSF) 45 47,483
Alvin Independent School District
Series 2016A, GO, 5.00%, 02/15/28 (PSF) 100 100,240
Series 2025A, GO, 5.00%, 02/15/28 (PSF) 50 52,759
Arlington Independent School District
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 405 427,346
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 20 21,104
Series 2025, GO, 5.00%, 02/15/28 (PSF) .. 35 36,931
Austin Community College District
Series 2016A, RB, 5.00%, 02/01/28 ..... 155 155,287
GO, 5.00%, 08/01/28 ............... 30 31,950
Austin Independent School District
Series 2017, GO, 5.00%, 08/01/28 (PSF) .. 100 101,308
Series 2019, GO, 5.00%, 08/01/28 (PSF) .. 450 479,969
Series 2021, GO, 5.00%, 08/01/28 (PSF) .. 295 314,646
Series 2022B, GO, 5.00%,  08/01/28 (PSF) 310 330,645

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023, GO, 5.00%, 08/01/28 ...... USD 75 $ 79,874
Series 2019, GO, 5.00%, 08/01/30 (PSF) .. 20 21,283
Series 2019, GO, 5.00%, 08/01/31 (PSF) .. 210 222,955
Barbers Hill Independent School District
Series 2017, GO, 5.00%, 02/15/28 (PSF) .. 80 82,246
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 20 21,104
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 115 121,345
Series 2024, GO, 5.00%,  02/15/28 (PSF) .. 100 105,518
Series 2018, GO, 5.00%, 02/15/29 (PSF) .. 35 36,899
Birdville Independent School District
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 155 163,552
Series 2023A, GO, 5.00%, 02/15/28 (PSF) 25 26,379
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 95 100,242
Series 2019, GO, 5.00%, 02/15/29 (PSF) .. 25 26,305
Board of Regents of the University of Texas
System
Series 2016H, RB, 5.00%, 08/15/28 ..... 145 146,950
Series 2016J, RB, 5.00%, 08/15/28 ..... 130 131,748
Series 2019A, RB, 5.00%, 08/15/28 ..... 25 26,709
Series 2020C, RB, 5.00%, 08/15/28 ..... 675 721,154
Series 2025A, RB, 5.00%, 08/15/28 ..... 75 80,128
Series 2025B, RB, 5.00%,  08/15/28 ..... 30 32,051
Carrollton-Farmers Branch Independent School
District, Series 2019, GO, 5.00%, 02/15/29
(PSF) ....................... 60 63,120
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... 1,000 933,373
City of Arlington
Series 2018C, 5.00%, 02/15/28 (BAM) ... 120 126,179
Series 2021, RB, 5.00%, 06/01/28 ...... 20 21,245
Series 2019, GO, 5.00%, 08/15/28 ...... 35 36,344
Series 2020A, GO, 5.00%, 08/15/28 ..... 60 63,911
Series 2025, GO, 5.00%, 08/15/28 ...... 40 42,607
Series 2018C, 5.00%, 02/15/29 (BAM) ... 85 89,416
City of Austin
Series 2019, GO, 5.00%, 09/01/28 ...... 475 508,206
Series 2020, GO, 5.00%, 09/01/28 ...... 235 251,428
Series 2021, GO, 5.00%, 09/01/28 ...... 125 133,739
Series 2022, GO, 5.00%, 09/01/28 ...... 120 128,389
Series 2023, GO, 5.00%, 09/01/28 ...... 60 64,194
GO, 5.00%, 11/01/28 ............... 105 112,794
City of Austin Electric Utility
Series 2019B, RB, 5.00%, 11/15/28 ..... 20 21,461
Series 2023, RB, 5.00%, 11/15/28 ...... 500 536,537
City of Austin Water & Wastewater System
Series 2016, RB, 5.00%, 11/15/28 ...... 415 423,642
Series 2017, RB, 5.00%, 11/15/28 ...... 200 209,613
Series 2022, RB, 5.00%, 11/15/28 ...... 35 37,607
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 428,340
City of Carrollton
Series 2019, GO, 5.00%, 08/15/28 ...... 25 26,630
Series 2021, GO, 5.00%, 08/15/28 ...... 30 31,956
City of Conroe, Series 2020, GO,
5.00%, 03/01/28 ................. 75 79,085
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/28 .......... 350 372,205
City of Dallas
GO, 5.00%, 02/15/28 ............... 155 163,298
Series 2017, GO, 5.00%, 02/15/28 ...... 60 61,653
Series 2019A, GO, 5.00%, 02/15/28 ..... 20 21,071
Series 2019B, GO, 5.00%, 02/15/28 ..... 215 226,511
Series 2020A, GO, 5.00%, 02/15/28 ..... 510 537,305
Series 2021, GO, 5.00%, 02/15/28 ...... 445 468,825
Series 2023A, GO, 5.00%, 02/15/28 ..... 2,565 2,702,326
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024B, GO, 5.00%, 02/15/28 ..... USD 95 $ 100,086
Series 2024C, GO, 5.00%,  02/15/28 ..... 75 79,015
City of Dallas Housing Finance Corp., Series
2025B, RB, VRDN, 3.35%, 10/01/28
(a)
.... 200 203,213
City of Dallas Waterworks & Sewer System
Series 2017, RB, 5.00%, 10/01/28 ...... 210 219,459
Series 2018C, RB, 5.00%, 10/01/28 ..... 25 26,784
Series 2021C, RB, 5.00%, 10/01/28 ..... 410 439,250
Series 2023A, RB, 5.00%, 10/01/28 ..... 40 42,854
Series 2024, RB, 5.00%, 10/01/28 ...... 60 64,280
Series 2018C, RB, 5.00%, 10/01/29 ..... 50 53,531
City of Denton
GO, 5.00%, 02/15/28 ............... 475 500,042
Series 2020, GO, 5.00%, 02/15/28 ...... 35 36,845
Series 2021, GO, 5.00%, 02/15/28 ...... 50 52,636
Series 2022, GO, 5.00%, 02/15/28 ...... 20 21,054
Series 2023, GO, 5.00%, 02/15/28 ...... 70 73,690
Series 2025, GO, 5.00%, 02/15/28 ...... 40 42,109
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 320 340,534
City of Fort Worth
Series 2020, GO, 5.00%, 03/01/28 ...... 40 42,229
Series 2021C, GO, 5.00%, 03/01/28 ..... 35 36,950
Series 2025, GO, 5.00%, 03/01/28 ...... 70 73,570
City of Fort Worth Water & Sewer System
Series 2021, RB, 4.00%, 02/15/28 ...... 650 672,468
Series 2019, RB, 5.00%, 02/15/28 ...... 125 131,335
City of Frisco
Series 2019, GO, 5.00%, 02/15/28 ...... 105 110,536
Series 2023, GO, 6.00%, 02/15/28 ...... 30 32,224
City of Garland
GO, 5.00%, 02/15/28 ............... 40 42,109
Series 2018, GO, 5.00%,  02/15/28 ...... 90 94,745
City of Garland Electric Utility System
Series 2019, RB, 5.00%, 03/01/28 ...... 40 42,015
Series 2019A, RB, 5.00%, 03/01/28 ..... 280 294,102
Series 2026, RB, 5.00%, 03/01/28 ...... 100 105,245
City of Garland Water & Sewer System
Series 2021, RB, 4.00%, 03/01/28 ...... 520 536,005
Series 2019A, RB, 5.00%, 03/01/28 ..... 75 78,855
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 261,958
City of Houston
Series 2016A, GO, 5.00%, 03/01/28 ..... 370 370,797
Series 2017A, GO, 5.00%, 03/01/28 ..... 250 257,070
Series 2019A, GO, 5.00%, 03/01/28 ..... 150 158,077
Series 2021A, GO, 5.00%, 03/01/28 ..... 155 163,346
City of Houston Airport System
Series 2018B, RB, 5.00%, 07/01/28 ..... 25 26,539
Series 2018D, RB, 5.00%, 07/01/28 ..... 385 408,698
Series 2020B, RB, 5.00%, 07/01/28 ..... 535 568,579
Series 2023B, RB, 5.00%,  07/01/28 ..... 125 132,724
Series 2018D, RB, 5.00%, 07/01/29 ..... 75 79,424
City of Houston Combined Utility System
Series 2002C, RB, 5.00%, 11/15/28 ..... 20 21,506
Series 2016B, RB, 5.00%, 11/15/28 ..... 110 112,264
Series 2017B, RB, 5.00%, 11/15/28 ..... 150 157,320
Series 2019B, RB, 5.00%, 11/15/28 ..... 120 129,038
Series 2021A, RB, 5.00%, 11/15/28 ..... 45 48,263
Series 1998A, RB, 0.00%, 12/01/28
(b)
.... 170 157,116
Series 2018D, RB, 5.00%,  11/15/30 ..... 145 155,628
City of Irving, Series 2022, GO, 5.00%, 09/15/28 115 122,822
City of Lewisville
Series 2018, GO, 5.00%, 02/15/28 ...... 80 84,218
Series 2018, GO, 5.00%, 02/15/30 ...... 350 368,552

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Lubbock
Series 2024, GO, 5.00%, 02/15/28 ...... USD 35 $ 36,845
GO, 5.00%, 02/15/30 ............... 80 84,191
City of Lubbock Water & Wastewater
Series 2020B, RB, 5.00%, 02/15/28 ..... 20 21,026
Series 2024, RB, 5.00%,  02/15/28 ...... 20 21,026
City of Plano
Series 2019, GO, 5.00%, 09/01/28 ...... 20 21,087
Series 2021, GO, 5.00%, 09/01/28 ...... 85 90,743
Series 2023, GO, 5.00%, 09/01/28 ...... 40 42,682
Series 2024, GO, 5.00%, 09/01/28 ...... 20 21,351
Series 2019, GO, 5.00%, 09/01/29 ...... 20 21,077
City of San Antonio
GO, 5.00%, 02/01/28 ............... 630 662,593
Series 2022, GO, 5.00%, 02/01/28 ...... 465 489,057
GO, 5.00%, 08/01/28 ............... 85 90,524
Series 2017, GO, 5.00%, 08/01/28 ...... 175 181,634
Series 2018, GO, 5.00%, 08/01/28 ...... 130 138,448
Series 2019, GO, 5.00%, 08/01/28 ...... 425 452,619
GO, 5.00%, 08/01/30 ............... 20 21,269
City of San Antonio Electric & Gas Systems
Series 2016, RB, 4.00%, 02/01/28 ...... 105 105,834
Series 2016, RB, 5.00%, 02/01/28 ...... 380 384,866
Series 2017, RB, 5.00%, 02/01/28 ...... 160 164,696
Series 2018, RB, 5.00%,  02/01/28 ...... 435 457,505
City of Waco
GO, 5.00%, 02/01/28 ............... 100 104,165
Clear Creek Independent School District
Series 2019, GO, 5.00%, 02/15/28 (PSF) .. 165 174,104
Series 2021, GO, 5.00%, 02/15/28 (PSF) .. 20 21,104
Series 2024A, GO, 5.00%, 02/15/28 (PSF) 500 527,588
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,018,606
College Station Independent School District,
Series 2017, GO, 5.00%, 08/15/28 (PSF) .. 40 41,662
Collin County Community College District
Series 2018, GO, 5.00%, 08/15/28 ...... 155 161,023
Series 2020A, GO, 5.00%, 08/15/28 ..... 90 95,935
Comal Independent School District
Series 2020, GO, 5.00%, 02/01/28 (PSF) .. 70 73,790
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 75 79,138
Conroe Independent School District
Series 2020A, GO, 5.00%,  02/15/28 (PSF) 455 480,012
Series 2022A, GO, 5.00%, 02/15/28 (PSF) 105 110,772
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 25 26,374
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 35 37,349
County of Bexar
GO, 5.00%, 06/15/28 ............... 20 20,694
Series 2017, GO, 5.00%, 06/15/28 ...... 100 100,889
Series 2019, GO, 5.00%, 06/15/30 ...... 135 143,150
County of Collin
Series 2019, GO, 5.00%, 02/15/28 ...... 75 78,954
Series 2020, GO, 5.00%, 02/15/28 ...... 30 31,582
Series 2021, GO, 5.00%, 02/15/28 ...... 25 26,318
Series 2023, GO, 5.00%, 02/15/28 ...... 20 21,054
Series 2024, GO, 5.00%, 02/15/28 ...... 100 105,272
Series 2025, GO, 5.00%,  02/15/28 ...... 25 26,318
County of Dallas
GO, 5.00%, 08/15/28 ............... 285 304,232
Series 2016, GO, 5.00%, 08/15/28 ...... 410 415,567
County of Denton
Series 2017, GO, 5.00%, 07/15/28 ...... 2,000 2,024,210
Series 2023, GO, 5.00%, 07/15/28 ...... 25 26,597
Series 2025, GO, 5.00%, 07/15/28 ...... 135 143,621
Security
Par (000)
Par (000) Value
Texas (continued)
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. USD 180 $ 187,006
County of Fort Bend
GO, 5.00%, 03/01/28 ............... 30 31,615
Series 2018, GO, 5.00%, 03/01/28 ...... 30 30,816
Series 2024, RB, 5.00%, 03/01/28 ...... 105 110,485
Series A, GO, 5.00%, 03/01/28 ........ 155 155,339
County of Harris
GO, 5.00%, 08/15/28 ............... 20 21,382
Series 2016A, RB, 5.00%, 08/15/28 ..... 275 278,793
GO, 5.00%, 09/15/28 ............... 55 58,741
Series 2023A, GO, 5.00%, 09/15/28 ..... 20 21,360
Series 2024A, GO, 5.00%, 09/15/28 ..... 50 53,401
Series 2025A, GO, 5.00%, 09/15/28 ..... 35 37,380
Series 2020A, GO, 5.00%,  10/01/28 ..... 290 310,044
Series 2022A, GO, 5.00%, 10/01/28 ..... 105 112,257
County of Harris Toll Road
Series 2018A, RB, 5.00%, 08/15/28 ..... 20 21,107
Series 2021, RB, 5.00%, 08/15/28 ...... 135 144,189
Series 2022A, RB, 5.00%, 08/15/28 ..... 460 491,311
Series 2023A, RB, 5.00%, 08/15/28 ..... 20 21,361
Series 2018A, RB, 5.00%, 08/15/29 ..... 90 94,938
County of Hays
Series 2017, GO, 5.00%, 02/15/28 ...... 80 82,070
Series 2019, GO, 5.00%,  02/15/28 ...... 215 226,203
County of Tarrant, Series 2022, GO,
5.00%, 07/15/28 ................. 50 53,193
County of Travis, Series 2016A, GO,
5.00%, 03/01/28 ................. 30 30,065
County of Williamson
GO, 5.00%, 02/15/28 ............... 55 57,911
Series 2020, GO, 5.00%, 02/15/28 ...... 390 410,641
Series 2025, GO, 5.00%, 02/15/28 ...... 55 57,911
Cypress-Fairbanks Independent School District
Series 2016, GO, 5.00%, 02/15/28 (PSF) .. 55 55,050
Series 2018, GO, 5.00%,  02/15/28 (PSF) .. 105 110,794
Series 2019A, GO, 5.00%, 02/15/28 (PSF) 355 374,588
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 340 358,760
Series 2020A, GO, 5.00%, 02/15/28 (PSF) 210 221,587
Series 2021A, GO, 5.00%,  02/15/28 (PSF) 410 432,622
Series 2023A, GO, 5.00%, 02/15/28 (PSF) 430 453,726
Series 2024A, GO, 5.00%, 02/15/28 (PSF) 80 84,414
Series 2024B, GO, 5.00%, 02/15/28 (PSF) 645 680,589
Series 2025, GO, 5.00%,  02/15/28 (PSF) .. 100 105,518
Series 2018, GO, 5.00%, 02/15/29 (PSF) .. 20 21,089
Dallas Area Rapid Transit
Series 2019, RB, 5.00%, 12/01/28 ...... 210 225,940
Series 2020A, RB, 5.00%, 12/01/28 ..... 220 236,699
Dallas College, Series 2023, GO,
5.00%, 02/15/28 ................. 45 47,400
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 440 460,956
Dallas Fort Worth International Airport
Series 2020A, RB, 5.00%,  11/01/28 ..... 240 256,837
Series 2020B, RB, 5.00%, 11/01/28 ..... 120 128,418
Series 2021A, RB, 5.00%, 11/01/28 ..... 190 203,329
Series 2021B, RB, 5.00%, 11/01/28 ..... 100 107,015
Series 2023B, RB, 5.00%, 11/01/28 ..... 25 26,754
Series 2024, RB, 5.00%, 11/01/28 ...... 195 208,680
Series 2025B, RB, 5.00%, 11/01/28 ..... 195 208,680
Dallas Independent School District
Series 2021, GO, 4.00%, 02/15/28 (PSF) .. 135 139,612
Series 2020, GO, 5.00%,  02/15/28 (PSF) .. 275 289,836
Series 2021A, GO, 5.00%, 02/15/28 (PSF) 1,020 1,075,026
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 40 42,158

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Del Valle Independent School District
Series 2021, GO, 5.00%, 06/15/28 (PSF) .. USD 95 $ 101,028
Series 2024, GO, 5.00%, 06/15/28 (PSF) .. 65 69,125
Denton Independent School District
Series 2020, GO, 5.00%, 08/15/28 (PSF) .. 115 122,746
Series 2022A, GO, 5.00%, 08/15/28 ..... 50 53,272
Series 2023, GO, 5.00%, 08/15/28 (PSF) .. 300 320,206
Series 2024, GO, 5.00%, 08/15/28 (PSF) .. 25 26,684
DeSoto Independent School District, Series
2020, GO, 5.00%, 08/15/28 (PSF) ...... 35 37,357
El Paso Independent School District, Series
2019, GO, 5.00%, 08/15/28 (PSF) ...... 55 57,842
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 316,636
Fort Bend Independent School District
Series 2019B, GO, 5.00%, 02/15/28 (PSF) 325 342,932
Series 2018, GO, 5.00%, 08/15/28 (PSF) .. 75 77,943
Series 2019C, GO, 5.00%, 08/15/28 (PSF) 295 314,869
Series 2020, GO, 5.00%, 08/15/28 (PSF) .. 125 133,419
Series 2021A, GO, 5.00%, 08/15/28 (PSF) 135 144,093
Series 2022A, GO, 5.00%, 08/15/28 (PSF) 50 53,368
Series 2024A, GO, 5.00%, 08/15/28 (PSF) 25 26,684
Series 2019B, GO, 5.00%,  02/15/29 (PSF) 95 100,037
Series 2019C, GO, 5.00%, 08/15/29 (PSF) 210 223,666
Series 2019B, GO, 4.00%, 02/15/32 (PSF) 340 348,855
Fort Worth Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 25 25,694
Series 2019A, GO, 5.00%, 02/15/28 (PSF) 195 205,759
Series 2022, GO, 5.00%, 02/15/28 (PSF) .. 50 52,759
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 400 422,071
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 65 68,586
Series 2025, GO, 5.00%, 02/15/28 (PSF) .. 130 137,173
Frisco Independent School District
Series 2021, GO, 4.00%, 02/15/28 (PSF) .. 45 46,347
Series 2022B, GO, 5.00%, 02/15/28 (PSF) 20 21,104
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 60 63,311
Series 2025B, GO, 5.00%, 02/15/28 (PSF) 35 36,931
Series 2019, GO, 5.00%, 08/15/28 (PSF) .. 510 544,351
Garland Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 115 121,416
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 100 105,579
Georgetown Independent School District
Series 2017A, GO, 5.00%, 08/15/28 (PSF) 125 129,963
Series 2019D, GO, 5.00%, 08/15/28 ..... 30 31,940
Series 2023, GO, 5.00%, 08/15/28 (PSF) .. 50 53,368
Series 2023A, GO, 5.00%, 08/15/28 (PSF) 70 74,715
Series 2019-A, GO, 5.00%, 08/15/29 (PSF) 105 112,208
Grand Parkway Transportation Corp.
Series 2023, RB, VRDN,  5.00%, 04/01/28
(a)
200 208,412
Series 2018A, RB, 5.00%, 10/01/30 ..... 405 428,087
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 81,099
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/28
(PSF) ....................... 100 106,735
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/28 (PSF)
(c)
..... 500 527,588
Harris County Flood Control District
Series 2025A, GO, 5.00%, 09/15/28 ..... 55 58,741
Series 2020A, GO, 5.00%, 10/01/28 ..... 45 48,110
Series 2017A, RB, 5.00%, 10/01/28 ..... 120 125,385
Hays Consolidated Independent School District
Series 2021, GO, 5.00%, 02/15/28 (PSF) .. 50 52,759
Series 2022, GO, 5.00%, 02/15/28 (PSF) .. 105 110,794
Security
Par (000)
Par (000) Value
Texas (continued)
Houston Independent School District
Series 2017, GO, 5.00%,  02/15/28 (PSF) .. USD 20 $ 20,555
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 25 26,379
GO, 5.00%, 07/15/28 ............... 70 74,470
Series 2018, GO, 5.00%, 07/15/29 ...... 220 233,932
Irving Independent School District
Series 2016, GO, 5.00%, 02/15/28 (PSF) .. 305 306,120
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 630 665,019
Katy Independent School District
Series 2017, GO, 5.00%, 02/15/28 (PSF) .. 25 25,684
Series 2019B, GO, 5.00%, 02/15/28 (PSF) 115 121,345
Series 2022, GO, 5.00%, 02/15/28 (PSF) .. 155 163,552
Series 2019, GO, 5.00%, 02/15/29 (PSF) .. 55 57,984
Series 2018, GO, 5.00%, 02/15/31 (PSF) .. 100 105,360
Series 2019, GO, 5.00%, 02/15/31 (PSF) .. 125 131,701
Killeen Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 75 79,138
Series 2018, GO, 5.00%, 02/15/29 (PSF) .. 25 26,305
Series 2018, GO, 5.00%, 02/15/30 (PSF) .. 445 468,240
Klein Independent School District
Series 2018, GO, 5.00%, 02/01/28 (PSF) .. 20 21,083
Series 2017, GO, 5.00%, 08/01/28 (PSF) .. 245 248,106
Series 2020, GO, 5.00%, 08/01/28 (PSF) .. 90 95,971
Series 2023, GO, 5.00%, 08/01/28 (PSF) .. 95 101,303
Series 2025, GO, 5.00%, 08/01/28 (PSF) .. 100 106,635
Lamar Consolidated Independent School District
Series 2019, GO, 5.00%, 02/15/28 (PSF) .. 40 42,207
Series 2021A, GO, 5.00%, 02/15/28 (PSF) 55 58,035
Series 2024A, GO, 5.00%, 02/15/28 (PSF) 500 527,588
Laredo Independent School District
Series 2018, GO, 5.00%, 08/01/28 (PSF) .. 110 114,375
Series 2024, GO, 5.00%, 08/01/28 (PSF) .. 65 69,313
Leander Independent School District
Series 2025B, GO, 0.00%, 08/15/28
(b)
.... 90 84,025
Series 2018A, GO, 5.00%, 08/15/28 (PSF) 25 26,292
Series 2019C, GO, 5.00%, 08/15/28 (PSF) 550 587,045
Series 2020A, GO, 5.00%, 08/15/28 (PSF) 215 229,481
Series 2022, GO, 5.00%, 08/15/28 (PSF) .. 35 37,357
Series 2025A, GO, 5.00%, 08/15/28 (PSF) 20 21,347
Series 2019C, GO, 5.00%, 08/15/29 (PSF) 20 21,317
Series 2018A, GO, 5.00%, 08/15/31 (PSF) 190 199,093
Series 2019C, GO, 5.00%, 08/15/31 (PSF) 180 190,662
Lewisville Independent School District
Series 2017A, GO, 5.00%, 08/15/28 (PSF) 55 56,435
Series 2020, GO, 5.00%, 08/15/28 (PSF) .. 20 21,419
Series 2024, GO, 5.00%, 08/15/28 (PSF) .. 680 728,236
Series 2019, GO, 5.00%, 08/15/29 (PSF) .. 25 26,589
Series 2019, GO, 5.00%, 08/15/30 (PSF) .. 70 74,393
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 915 916,872
Lower Colorado River Authority
Series 2019, RB, 5.00%, 05/15/28 ...... 530 560,556
Series 2020, RB, 5.00%, 05/15/28 ...... 325 343,737
Series 2020A, RB, 5.00%, 05/15/28 ..... 20 21,153
Series 2021, RB, 5.00%, 05/15/28 ...... 45 47,594
Series 2022, RB, 5.00%, 05/15/28 ...... 70 74,180
Series 2023, RB, 5.00%, 05/15/28 ...... 130 137,763
Series 2023A, RB, 5.00%, 05/15/28 ..... 80 84,778
Series 2024, RB, 5.00%, 05/15/28 ...... 515 545,755
Series 2025, RB, 5.00%, 05/15/28 ...... 125 132,207
Series 2025A, RB, 5.00%, 05/15/28 ..... 500 528,827
Mansfield Independent School District, Series
2025, GO, 5.00%, 02/15/28 (PSF) ...... 110 116,069
Mesquite Independent School District
Series 2024, GO, 5.00%, 08/01/28 (PSF) .. 35 37,340

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025, GO, 5.00%, 08/15/28 (PSF) .. USD 120 $ 128,144
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB, 5.00%, 11/01/28 ............... 100 107,182
Series 2017B, RB, 5.00%, 11/01/28 ..... 135 141,306
Series A, RB, 5.00%, 11/01/28 ......... 75 76,442
RB, 5.00%, 11/01/29 ............... 30 32,180
RB, 5.00%, 11/01/30 ............... 420 450,040
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 35 36,931
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/28
(c)
.... 210 221,522
North East Independent School District
Series 2007, GO, 5.25%, 02/01/28 (PSF) .. 55 58,245
Series 2014, GO, 5.00%, 08/01/28 (PSF) .. 90 95,971
Series 2019, GO, 5.00%, 08/01/28 (PSF) .. 25 26,659
Series 2014, GO, 5.00%,  08/01/30 (PSF) .. 75 80,000
North Texas Municipal Water District
Series 2016, RB, 5.00%, 06/01/28 ...... 420 423,339
Series 2025, RB, 5.00%, 06/01/28 ...... 40 42,396
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2018, RB, 5.00%, 06/01/28 ...... 145 153,992
Series 2021, RB, 5.00%, 06/01/28 ...... 165 175,232
Series 2018, RB, 3.00%, 06/01/30 ...... 25 25,152
North Texas Municipal Water District Water
System
Series 2019, RB, 5.00%, 09/01/28 ...... 95 101,500
Series 2020, RB, 5.00%, 09/01/28 ...... 25 26,711
Series 2021A, RB, 5.00%, 09/01/28 ..... 550 587,634
Series 2025, RB, 5.00%, 09/01/28 ...... 65 69,448
Series 2019, RB, 5.00%, 09/01/29 ...... 25 26,695
Series 2019A, RB, 4.00%, 09/01/30 ..... 20 20,793
North Texas Tollway Authority
Series 2008D, RB, 0.00%, 01/01/28 (AGC)
(b)
1,925 1,832,690
Series 2019A, RB, 5.00%, 01/01/28 ..... 20 21,042
Series 2019B, RB, 5.00%, 01/01/28 ..... 270 283,287
Series 2021B, RB, 5.00%, 01/01/28 ..... 125 131,151
Series 2022B, RB, 5.00%, 01/01/28 ..... 25 26,230
Series 2024A, RB, 5.00%, 01/01/28 ..... 600 631,258
Northside Independent School District
Series 2019B, GO, 5.00%, 02/15/28 (PSF) 345 364,036
Series 2020, GO, 5.00%, 08/01/28 (PSF) .. 155 165,284
Series 2018, GO, 5.00%, 08/15/28 (PSF) .. 285 296,844
Series 2019, GO, 5.00%, 08/15/28 (PSF) .. 80 85,388
Series 2019A, GO, 5.00%, 08/15/28 (PSF) 65 69,378
Series 2021, GO, 5.00%, 08/15/28 (PSF) .. 220 234,818
Series 2022A, GO, 5.00%, 08/15/28 (PSF) 70 74,715
Series 2023A, GO, 5.00%, 08/15/28 (PSF) 135 144,093
Series 2024A, GO, 5.00%, 08/15/28 (PSF) 50 53,368
Series 2025, GO, 5.00%, 08/15/28 (PSF) .. 65 69,378
Series 2019B, GO, 5.00%, 02/15/29 (PSF) 35 36,849
Series 2019, GO, 5.00%, 08/15/29 (PSF) .. 20 21,307
Series 2019A, GO, 5.00%, 08/15/29 (PSF) 20 21,307
Series 2019B, GO, 5.00%, 02/15/30 (PSF) 50 52,632
Series 2019, GO, 5.00%, 08/15/31 (PSF) .. 250 265,822
Northwest Independent School District
Series 2017, GO, 5.00%, 02/15/28 (PSF) .. 40 41,575
Series 2020, GO, 5.00%, 02/15/28 (PSF) .. 125 131,897
Series 2021, GO, 5.00%, 02/15/28 (PSF) .. 25 26,379
Series 2024A, GO, 5.00%,  02/15/28 (PSF) 30 31,655
Pasadena Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 195 205,759
Series 2019, GO, 5.00%, 02/15/28 (PSF) .. 65 68,586
Security
Par (000)
Par (000) Value
Texas (continued)
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/28 ................. USD 50 $ 51,850
Permanent University Fund - University of Texas
System
Series 2022A, RB, 5.00%, 07/01/28 ..... 825 876,921
Series 2025A, RB, 5.00%, 07/01/28 ..... 105 111,812
Pflugerville Independent School District
Series 2019A, GO, 5.00%, 02/15/28 (PSF) 170 179,380
Series 2023A, GO, 5.00%, 02/15/28 ..... 25 26,318
Series 2019A, GO, 5.00%, 02/15/29 (PSF) 25 26,346
Series 2019A, GO, 5.00%, 02/15/30 (PSF) 165 173,853
Plano Independent School District
Series 2023, GO, 5.00%, 02/15/28 ...... 75 78,954
Series 2025, GO, 5.00%, 02/15/28 (PSF) .. 665 701,692
Series 2025B, GO, 5.00%, 02/15/28 (PSF)
(c)
90 94,966
Port Authority of Houston of Harris County Texas
Series 2020A-2, GO, 5.00%, 10/01/28 .... 75 80,184
Series 2023, RB, 5.00%, 10/01/28 ...... 20 21,373
Prosper Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 40 42,207
Series 2021A, GO, 5.00%, 02/15/28 (PSF) 20 21,104
Richardson Independent School District
Series 2019, GO, 5.00%, 02/15/28 (PSF) .. 20 21,104
Series 2021, GO, 5.00%, 02/15/28 (PSF) .. 20 21,104
Series 2019, GO, 5.00%, 02/15/30 (PSF) .. 395 415,629
Rockwall Independent School District
Series 2018, GO, 5.00%, 02/15/28 (PSF) .. 110 116,069
Series 2023, GO, 5.00%, 02/15/28 (PSF) .. 40 42,207
Round Rock Independent School District
Series 2018, GO, 5.00%, 08/01/28 ...... 140 145,244
Series 2019, GO, 5.00%, 08/01/28 (PSF) .. 480 511,846
Series 2019A, GO, 5.00%,  08/01/28 (PSF) 920 981,039
Series 2021, GO, 5.00%, 08/01/28 (PSF) .. 400 426,539
Series 2019, GO, 5.00%, 08/01/31 (PSF) .. 320 340,382
San Antonio Independent School District
Series 2020B, GO, 5.00%, 08/15/28 (PSF) 115 122,746
Series 2021, GO, 5.00%, 08/15/28 (PSF) .. 125 133,419
Series 2022, GO, 5.00%, 08/15/28 (PSF) .. 30 32,021
Series 2019, GO, 5.00%, 08/15/29 (PSF) .. 310 330,727
San Antonio Water System
Series 2019C, RB, 5.00%, 05/15/28 ..... 220 233,492
Series 2020C, RB, 5.00%, 05/15/28 ..... 30 31,840
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/28 ......... 45 47,326
San Marcos Consolidated Independent School
District
Series 2021A, GO, 3.25%, 08/01/28 (PSF) 30 30,569
Series 2023, GO, 5.00%, 08/15/28 (PSF) .. 25 26,684
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 832,628
Southwest Higher Education Authority, Inc.,
Series 2017, RB, 5.00%, 10/01/28 ...... 25 25,970
Spring Branch Independent School District
Series 2018, GO, 5.00%, 02/01/28 (PSF) .. 20 20,541
Series 2019, GO, 5.00%,  02/01/28 (PSF) .. 295 310,972
Series 2020, GO, 5.00%, 02/01/28 (PSF) .. 25 26,354
Series 2025, GO, 5.00%, 02/01/28 (PSF) .. 100 105,414
Spring Independent School District
Series 2017A, GO, 5.00%, 08/15/28 ..... 530 536,730
Series 2019, GO, 5.00%, 08/15/28 (PSF) .. 25 26,684
Series 2023, GO, 5.00%, 08/15/28 ...... 25 26,591
Series 2025, GO, 5.00%, 08/15/28 (PSF) .. 40 42,694
State of Texas
Series 2023B, GO, 5.00%, 08/01/28 ..... 25 26,026

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018A, GO, 5.00%, 10/01/28 ..... USD 475 $ 509,255
Series 2024, GO, 5.00%, 10/01/28 ...... 835 895,467
Series 2019A, GO, 5.00%, 08/01/29 ..... 225 240,077
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/28 .............. 80 85,113
Tarrant Regional Water District Water Supply
System
Series 2020C, RB, 5.00%, 03/01/28 ..... 50 52,768
Series 2024, RB, 5.00%, 03/01/28 ...... 40 42,215
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 165 167,368
Texas A&M University
Series 2016C, RB, 4.00%, 05/15/28 ..... 180 180,746
Series 2017C, RB, 5.00%, 05/15/28 ..... 70 72,393
Series 2017E, RB, 5.00%, 05/15/28 ..... 240 248,203
Series 2021A, RB, 5.00%,  05/15/28 ..... 160 169,690
Series 2024A, RB, 5.00%, 05/15/28 ..... 60 63,634
Texas Department of Transportation State
Highway Fund
Series 2008, RB, 5.25%, 04/01/28 ...... 95 101,024
Series 2016-A, RB, 5.00%, 10/01/28 ..... 300 304,851
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 191,844
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/28 (AGM) .......... 100 106,134
Texas State University System
Series 2017A, RB, 5.00%, 03/15/28 ..... 310 319,130
Series 2019A, RB, 5.00%, 03/15/28 ..... 20 21,090
Series 2021A, RB, 5.00%, 03/15/28 ..... 30 31,635
Texas Tech University System
Series 2023A, RB, 5.00%, 02/15/28 ..... 70 73,698
Series 2025A, RB, 5.00%, 02/15/28 ..... 90 94,754
Texas Water Development Board
Series 2017A, RB, 5.00%, 04/15/28 ..... 60 62,797
Series 2018B, RB, 5.00%, 04/15/28 ..... 285 302,095
Series 2022, RB, 5.00%, 04/15/28 ...... 50 52,999
Series 2018, RB, 5.00%, 08/01/28 ...... 90 93,704
Series 2019, RB, 5.00%, 08/01/28 ...... 235 250,958
Series 2021, RB, 5.00%,  08/01/28 ...... 325 347,069
Series 2022, RB, 5.00%, 08/01/28 ...... 875 934,418
Series 2018A, RB, 5.00%, 10/15/28 ..... 420 445,247
Series 2024A, RB, 5.00%, 10/15/28 ..... 500 536,683
Series 2018B, RB, 5.00%, 04/15/29 ..... 55 58,990
Series 2018B, RB, 5.00%, 10/15/29 ..... 115 123,347
Series 2018B, RB, 5.00%, 04/15/30 ..... 430 460,698
Series 2018B, RB, 5.00%, 04/15/31 ..... 1,190 1,273,749
Series 2018A, RB, 5.00%, 10/15/31 ..... 100 105,685
Series 2018B, RB, 5.00%,  10/15/31 ..... 335 358,238
Trinity River Authority
Series 2023, RB, 5.00%, 02/01/28 ...... 20 21,027
Series 2025, RB, 5.00%, 02/01/28 ...... 390 410,021
Trinity River Authority Central Regional
Wastewater System
Series 2017, RB, 4.00%, 08/01/28 ...... 535 547,418
Series 2017, RB, 5.00%, 08/01/28 ...... 135 140,347
Series 2019, RB, 5.00%, 08/01/28 ...... 20 21,341
Series 2021, RB, 5.00%, 08/01/28 ...... 65 69,360
Series 2022, RB, 5.00%, 08/01/28 ...... 135 144,055
Series 2018, RB, 5.00%, 08/01/29 ...... 25 26,662
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2024, RB,
5.00%, 02/01/28 ................. 30 31,540
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 80 85,366
Security
Par (000)
Par (000) Value
Texas (continued)
Tyler Independent School District
Series 2017, GO, 5.00%, 02/15/28 (PSF) .. USD 35 $ 35,982
Series 2022, GO, 5.00%, 02/15/28 (PSF) .. 70 73,862
United Independent School District, Series 2017,
GO, 5.00%, 08/15/28 (PSF) .......... 110 114,554
University of North Texas System
Series 2018A, RB, 5.00%, 04/15/28 ..... 290 306,290
Series 2020A, RB, 5.00%, 04/15/28 ..... 70 73,932
Series 2025A, RB, 5.00%, 04/15/28 ..... 35 36,966
Series 2018A, RB, 5.00%,  04/15/29 ..... 30 31,676
Series 2018A, RB, 5.00%, 04/15/30 ..... 25 26,399
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/28 .............. 30 31,914
Wylie Independent School District
Series 2024, GO, 5.00%, 02/15/28 (PSF) .. 55 58,035
Series 2023, GO, 5.00%, 08/15/28 (PSF) .. 20 21,347
Series 2020A, GO, 5.00%, 08/15/28 (PSF) 85 90,725
Ysleta Independent School District, Series 2020,
GO, 5.00%, 08/15/28 (PSF) .......... 80 85,388
87,131,402
Utah — 1.4%
Alpine School District
Series 2017, GO, 5.00%, 03/15/28 (GTD) . 25 25,745
Series 2017B, GO, 5.00%, 03/15/28 (GTD) 250 257,454
Series 2019B, GO, 5.00%, 03/15/28 (GTD) 60 63,411
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/28 ...... 165 175,156
Central Utah Water Conservancy District, Series
2017B, RB, 5.00%, 10/01/28 ......... 85 88,736
Central Valley Water Reclamation Facility
Series 2021C, RB, 5.00%, 03/01/28 ..... 230 242,745
Series 2024, RB, 5.00%, 03/01/28 ...... 25 26,380
City of Provo
Series 2019, GO, 5.00%, 02/01/28 ...... 240 252,657
Series 2017, GO, 5.00%, 01/01/29 ...... 180 189,364
Series 2019, GO, 5.00%, 02/01/30 ...... 195 208,127
Series 2017, GO, 5.00%, 01/01/31 ...... 20 21,023
City of Salt Lake City
Series 2020, RB, 5.00%, 02/01/28 ...... 85 89,653
Series 2022, RB, 5.00%, 02/01/28 ...... 810 854,345
Series 2017B, RB, 5.00%, 07/01/28 ..... 50 51,745
Series 2021B, RB, 5.00%, 07/01/28 ..... 60 63,766
Series 2018B, RB, 5.00%, 07/01/30 ..... 25 26,462
County of Utah, Series 2019, RB,
5.00%, 12/01/28 ................. 95 101,639
Davis School District
Series 2024, GO, 5.00%, 06/01/28 (GTD) . 35 37,177
Series 2023, GO, 5.50%, 06/01/28 (GTD) . 20 21,470
Intermountain Power Agency
Series 2022A, RB, 5.00%, 07/01/28 ..... 1,175 1,250,375
Series 2023A, RB, 5.00%, 07/01/28 ..... 295 313,924
Local Building Authority of Alpine School District,
Series 2023, RB, 5.00%, 03/15/28 ...... 50 52,768
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 310 318,070
State of Utah
Series 2018, GO, 5.00%, 07/01/28 ...... 315 327,223
Series 2019, GO, 5.00%, 07/01/28 ...... 390 415,682
Series 2020, GO, 5.00%, 07/01/28 ...... 305 325,085
Series 2020B, GO, 5.00%, 07/01/28 ..... 210 223,829
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/28 .......... 65 69,027

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
University of Utah (The)
Series 2017A, RB, 5.00%, 08/01/28 (SAP) . USD 325 $ 337,731
Series 2017B1, RB, 5.00%, 08/01/28 (SAP) 380 394,885
Series 2018A, RB, 5.00%, 08/01/28 ..... 50 53,255
Series 2019A, RB, 5.00%,  08/01/28 ..... 50 53,255
Series 2020A, RB, 5.00%, 08/01/28 ..... 25 26,627
Series 2021A-1, RB, 5.00%, 08/01/28 .... 710 756,215
Series 2022B, RB, 5.00%, 08/01/28 ..... 150 159,764
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 75 78,712
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 205 217,556
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 160 164,384
8,335,422
Vermont — 0.1%
Vermont Municipal Bond Bank
Series 2017A, RB, 5.00%, 10/01/28 (ST
INTERCEPT) .................. 40 41,770
Series 2024, RB, 5.00%,  12/01/28 ...... 500 537,047
Series 4, RB, 5.00%, 12/01/28 (ST
INTERCEPT) .................. 25 26,211
605,028
Virginia — 2.8%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/28 (SAW) ............ 20 20,774
City of Chesapeake, Series A, GO,
5.00%, 08/01/28 ................. 20 20,801
City of Norfolk
Series B, GO, 4.00%, 10/01/28 ........ 300 303,462
Series 2017, RB, 5.00%, 11/01/28 ...... 70 73,375
City of Virginia Beach
Series 2018A, GO, 5.00%, 03/01/28 (SAW) 50 52,843
Series 2021A, GO, 5.00%, 09/01/28 (SAW) 120 128,436
Series 2017A, GO, 5.00%, 04/01/30 (SAW) 185 196,015
Commonwealth of Virginia
Series 2, GO, 2.00%, 06/01/28 ........ 590 581,579
Series 2018A, GO, 5.00%,  06/01/30 ..... 245 259,981
County of Arlington
Series 2017, GO, 5.00%, 08/15/28 ...... 35 36,443
Series 2018, GO, 5.00%, 08/15/29 ...... 125 133,578
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 57,807
County of Fairfax
Series 2021A, RB, 5.00%, 07/15/28 ..... 85 90,643
Series 2017A, GO, 5.00%, 10/01/28 (SAW) 250 257,900
Series 2018A, GO, 5.00%, 10/01/28 (SAW) 160 169,417
Series 2019A, GO, 5.00%, 10/01/28 (SAW) 180 193,053
Series 2018A, GO, 5.00%, 10/01/30 (SAW) 205 216,955
County of Henrico
Series 2015, GO, 5.00%, 08/01/28 ...... 250 266,895
Series 2018, GO, 5.00%, 08/01/29 (SAW) . 20 21,353
County of Loudoun
Series 2020A, GO, 5.00%, 12/01/28 (SAW) 355 382,327
Series 2022B, GO, 5.00%, 12/01/28 (SAW) 320 344,632
Series 2019A, GO, 4.00%, 12/01/29 (SAW) 20 20,972
Series 2019A, GO, 4.00%, 12/01/30 (SAW) 20 20,962
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 333,425
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,302
Security
Par (000)
Par (000) Value
Virginia (continued)
Hampton Roads Transportation Accountability
Commission
Series 2018A, RB, 5.00%, 07/01/28 ..... USD 30 $ 31,539
Series 2020A, RB, 5.00%, 07/01/28 ..... 240 255,390
Series 2018A, RB, 5.00%, 07/01/30 ..... 250 262,695
Virginia College Building Authority
Series B, RB, 4.00%, 02/01/28 ......... 500 500,564
Series 2017C, RB, 5.00%, 02/01/28 ..... 205 210,470
Series 2017E, RB, 5.00%, 02/01/28 ..... 940 990,423
Series 2019A, RB, 5.00%, 02/01/28 ..... 565 595,307
Series 2019C, RB, 5.00%, 02/01/28 ..... 705 742,817
Series 2020A, RB, 5.00%, 02/01/28 ..... 25 26,341
Series 2023A, RB, 5.00%, 02/01/28 ..... 980 1,032,568
Series B, RB, 5.00%, 02/01/28 ......... 160 168,583
Series 2016A, RB, 5.00%, 09/01/28 (ST
INTERCEPT) .................. 100 101,424
Series 2018A, RB, 5.00%, 09/01/28 (ST
INTERCEPT) .................. 65 69,487
Series 2023A, RB, 5.00%, 09/01/28 (SAW) 130 138,973
Series 2017E, RB, 5.00%, 02/01/29 ..... 635 668,064
Series 2017E, RB, 5.00%, 02/01/30 ..... 445 467,929
Series 2018A, RB, 5.00%, 09/01/30 (ST
INTERCEPT) .................. 80 85,516
Virginia Commonwealth Transportation Board
RB, 5.00%, 03/15/28 ............... 150 157,197
Series 2016, RB, 5.00%, 03/15/28 ...... 425 431,702
Series 2017, RB, 5.00%, 05/15/28 ...... 190 196,614
Series 2017A, RB, 5.00%, 05/15/28 ..... 980 1,027,132
Series 2018, RB, 5.00%, 05/15/28 ...... 240 254,639
Series 2019, RB, 5.00%, 05/15/28 ...... 175 185,674
Series 2019A, RB, 5.00%, 05/15/28 ..... 50 53,050
Series 2022, RB, 5.00%, 05/15/28 ...... 320 339,519
Series 2023, RB, 5.00%, 05/15/28 ...... 20 21,220
RB, 5.00%, 09/15/28 ............... 40 42,270
Series 2018, RB, 5.00%, 09/15/28 ...... 25 26,744
Series 2018, RB, 5.00%, 03/15/32 ...... 105 112,096
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 70 74,944
Virginia Public Building Authority
Series 2017A, RB, 5.00%, 08/01/28 ..... 115 119,641
Series 2018A, RB, 5.00%, 08/01/28 ..... 45 48,007
Series 2019A, RB, 5.00%, 08/01/28 ..... 410 437,398
Series 2020B, RB, 5.00%, 08/01/28 ..... 210 224,033
Series 2021A-1, RB, 5.00%, 08/01/28 .... 65 69,344
Virginia Public School Authority
Series 2018, RB, 5.00%, 03/01/28 (SAW) . 45 47,549
Series 2016, RB, 5.00%, 08/01/28 (SAW) . 215 217,955
Series 2017B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 300 312,062
Series 2017C, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 30 31,206
Series 2018B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 235 250,408
Series 2019A, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 80 85,245
Series 2019B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 195 207,786
Series 2019C, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 40 42,623
Series 2020B, RB, 5.00%, 08/01/28 (ST
INTERCEPT) .................. 20 21,311
Series 2022B, RB, 5.00%, 08/01/28 (SAW) 85 90,573
Series 2023A, RB, 5.00%, 08/01/28 (SAW) 370 394,260
Series 2023B, RB, 5.00%, 08/01/28 (SAW) 25 26,639
Series 2021A, RB, 4.00%, 10/01/28 (SAW) 45 47,034

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Resources Authority
Series 2017C, RB, 5.00%, 11/01/28 ..... USD 20 $ 20,954
Series 2018A, RB, 5.00%, 11/01/28 ..... 145 155,758
Series 2018C, RB, 5.00%, 11/01/28 ..... 175 187,983
Series 2020C, RB, 5.00%, 11/01/28 ..... 145 155,758
Series 2021C, RB, 5.00%, 11/01/28 ..... 125 134,274
Series 2024C, RB, 5.00%, 11/01/28 ..... 20 21,484
Series 2018A, RB, 5.00%, 11/01/29 ..... 65 69,863
Series 2018A, RB, 5.00%, 11/01/30 ..... 150 161,052
17,050,021
Washington — 4.8%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 260 272,467
Series 2023, GO, 5.00%, 12/01/28 (GTD) . 50 53,736
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 260 265,349
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 413,479
City of Seattle
Series 2016B, RB, 5.00%, 04/01/28 ..... 475 477,092
Series 2019A, RB, 5.00%, 04/01/28 ..... 270 285,490
Series 2017, RB, 4.00%, 07/01/28 ...... 295 302,446
Series 2020A, RB, 5.00%, 07/01/28 ..... 255 271,296
Series 2020A, GO, 5.00%, 08/01/28 ..... 90 96,084
Series 2017C, RB, 5.00%, 09/01/28 ..... 65 67,789
Series 2022, RB, 5.00%, 09/01/28 ...... 35 37,389
Series 2016C, RB, 4.00%, 10/01/28 ..... 90 90,746
Series 2021A, GO, 5.00%, 12/01/28 ..... 245 263,726
Series 2018A, RB, 4.00%, 01/01/30 ..... 40 41,234
City of Seattle Water System
Series 2025, RB, 5.00%, 05/01/28 ...... 20 21,204
Series 2017, RB, 5.00%, 08/01/28 ...... 35 35,956
City of Tacoma
Series 2009E, GO, 0.00%, 12/01/28
(b)
.... 30 27,657
Series 2018, RB, 5.00%, 12/01/28 ...... 25 26,889
Series 2024, RB, 5.00%, 12/01/28 ...... 40 43,023
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 95 97,136
Clark County Public Utility District No. 1, Series
2017, RB, 5.00%, 01/01/28 .......... 135 138,233
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 235 246,926
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/28 ................. 250 262,687
Clark County School District No. 114 Evergreen
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 120 127,329
Series 2019, GO, 5.00%, 12/01/28 (GTD) . 115 123,593
Series 2020, GO, 5.00%, 12/01/28 (GTD) . 155 166,582
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 40 42,446
Clark County School District No. 122 Ridgefield
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 105 108,669
Series 2022, GO, 5.00%, 12/01/28 (GTD) . 105 112,786
Clark County School District No. 37 Vancouver
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 175 181,325
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 180 193,450
Series 2019, GO, 5.00%,  12/01/28 (GTD) . 100 107,472
County of King
Series 2021A, GO, 5.00%, 01/01/28 ..... 425 447,305
Series 2017, GO, 4.00%, 07/01/28 ...... 80 81,610
Series 2018B, RB, 5.00%, 07/01/28 ..... 170 181,071
Series 2019B, GO, 5.00%,  07/01/28 ..... 265 282,128
Series 2022A, GO, 5.00%, 07/01/28 ..... 30 31,939
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021A, GO, 5.00%, 12/01/28 ..... USD 25 $ 26,889
Series 2018B, RB, 5.00%, 07/01/29 ..... 530 564,510
Series 2018B, RB, 5.00%, 07/01/30 ..... 245 260,823
County of Snohomish
Series 2019, GO, 5.00%, 12/01/28 ...... 220 236,313
Series 2021A, GO, 5.00%, 12/01/28 ..... 230 247,055
Series 2022, GO, 5.00%, 12/01/28 ...... 20 21,483
County of Spokane
Series 2019B, GO, 5.00%,  12/01/28 ..... 210 225,572
Series 2021, GO, 5.00%, 12/01/28 ...... 25 26,854
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 301,710
Energy Northwest
Series 2016-A, RB, 5.00%,  07/01/28 ..... 625 632,090
Series 2017A, RB, 5.00%, 07/01/28 ..... 775 804,899
Series 2018C, RB, 5.00%, 07/01/28 ..... 1,270 1,352,086
Series 2020A, RB, 5.00%, 07/01/28 ..... 155 165,018
Series 2022A, RB, 5.00%, 07/01/28 ..... 125 133,079
Series 2024B, RB, 5.00%, 07/01/28 ..... 360 383,269
Series 2018C, RB, 5.00%, 07/01/30 ..... 330 351,554
King & Snohomish Counties School District No.
417 Northshore
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 320 340,165
Series 2018, GO, 5.00%, 12/01/30 (GTD) . 95 100,909
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/28
(GTD) ....................... 175 182,962
King County School District No. 405 Bellevue
Series 2016, GO, 5.00%, 12/01/28 (GTD) . 555 567,683
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 240 251,729
Series 2019, GO, 5.00%, 12/01/28 (GTD) . 170 182,848
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 4.00%, 12/01/28
(GTD) ....................... 60 61,278
King County School District No. 411 Issaquah
Series 2023, GO, 4.00%, 12/01/28 (GTD) . 440 460,018
Series 2018, GO, 5.00%,  12/01/28 (GTD) . 70 73,421
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 25 25,571
King County School District No. 414 Lake
Washington
Series 2016, GO, 4.00%, 12/01/28 (GTD) . 50 50,270
Series 2020, GO, 4.00%, 12/01/28 (GTD) . 460 480,284
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 210 217,590
King County School District No. 415 Kent
Series 2017, GO, 4.00%, 12/01/28 (GTD) . 35 35,773
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 30 31,862
Pierce County School District No. 3 Puyallup
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 420 435,180
Series 2025, GO, 5.00%, 12/01/28 (GTD) . 35 37,555
Pierce County School District No. 403 Bethel,
Series 2021, GO, 4.00%, 12/01/28 (GTD) . 50 52,275
Port of Seattle
Series 2017, GO, 5.00%, 01/01/28 ...... 230 235,592
Series 2016, RB, 5.00%, 02/01/28 ...... 130 130,167
Series A, RB , 5.00%, 05/01/28 ......... 315 325,387
Series 2021B, RB, 5.00%, 06/01/28 ..... 165 175,312
Series 2024A, GO, 5.00%, 06/01/28 ..... 140 148,575
Series 2022A, RB, 5.00%, 08/01/28 ..... 100 106,692
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 440 473,128
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/28 (GTD) ............. 55 58,953

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County School District No. 4 Lake
Stevens, Series 2017, GO, 5.00%, 12/01/28
(GTD) ....................... USD 75 $ 77,620
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/28
(GTD) ....................... 130 136,279
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 145 152,086
Spokane County School District No. 81 Spokane
Series 2021, GO, 4.00%, 12/01/28 (GTD) . 175 183,207
Series 2017B, GO, 5.00%, 12/01/28 (GTD) 200 209,774
State of Washington
COP, 5.00%, 01/01/28 (ST INTERCEPT) .. 150 150,301
Series 2019A, COP, 5.00%, 01/01/28 .... 125 131,315
Series 2023C, COP, 5.00%, 01/01/28 .... 100 104,975
Series 2024A, COP, 5.00%, 01/01/28 .... 105 110,304
Series 2020C, GO, 5.00%, 02/01/28 ..... 305 321,685
Series 2021C, GO, 5.00%, 02/01/28 ..... 310 326,959
Series 2019C, GO, 5.00%, 02/01/28 ..... 25 26,368
Series 2022C, GO, 5.00%,  02/01/28 ..... 705 743,568
Series 2023B, GO, 5.00%, 02/01/28 ..... 295 311,138
Series R-2024A, GO, 5.00%, 02/01/28 ... 25 26,368
Series 2017D, GO, 5.00%, 02/01/28 ..... 245 251,667
Series R-2022B, GO, 5.00%, 02/01/28 ... 45 47,462
Series 2004C, GO, 0.00%, 06/01/28
(NPFGC)
(b)
.................... 105 99,162
Series 2024D, GO, 5.00%, 06/01/28 ..... 25 26,561
Series 2020B, GO, 5.00%, 06/01/28 ..... 180 191,237
Series 2021D, GO, 5.00%, 06/01/28 ..... 30 31,873
Series 2021E, GO , 5.00%, 06/01/28 ..... 50 53,121
Series 2021F, GO, 5.00%, 06/01/28 ..... 20 21,249
Series 2020E, GO, 5.00%, 06/01/28 ..... 400 424,970
Series 2021B, GO, 5.00%, 06/01/28 ..... 20 21,249
Series R-2022D, GO, 4.00%, 07/01/28 ... 815 848,632
Series 2022B, COP, 5.00%, 07/01/28 .... 90 95,621
Series R-2021D, GO, 5.00%, 07/01/28 ... 205 218,250
Series 2021B, COP, 5.00%, 07/01/28 .... 30 31,903
Series R 2025C, GO, 5.00%, 07/01/28 ... 20 21,293
Series 2024B, COP, 5.00%, 07/01/28 .... 150 159,513
Series R 2025A, GO, 5.00%, 07/01/28 ... 20 21,293
Series R-2025B, GO, 5.00%, 07/01/28 ... 70 74,524
Series 2017A, COP, 5.00%, 07/01/28 .... 215 223,111
Series 2019D, COP, 5.00%, 07/01/28 .... 85 90,391
Series 2018B, COP, 5.00%, 07/01/28 .... 165 175,464
Series 2020A, GO, 5.00%, 08/01/28 ..... 350 373,397
Series 2017A, GO, 5.00%, 08/01/28 ..... 210 212,856
Series 2017B, GO, 5.00%, 08/01/28 ..... 430 435,847
Series 2018A, GO, 5.00%, 08/01/28 ..... 215 223,700
Series R-2018D, GO, 5.00%, 08/01/28 ... 660 686,708
Series R-2018C, GO, 5.00%, 08/01/28 ... 200 208,093
Series R-2017B, GO, 5.00%, 08/01/28 ... 55 55,748
Series R-2017A, GO, 5.00%, 08/01/28 ... 150 152,040
Series 2018B, GO, 5.00%, 08/01/28 ..... 20 20,809
Series 2021A, GO, 5.00%, 08/01/28 ..... 210 224,038
Series 2022A, GO, 5.00%, 08/01/28 ..... 200 213,370
Series R-2024C, GO, 5.00%, 08/01/28 ... 25 26,671
Series 2018C, GO, 5.00%, 02/01/29 ..... 140 147,594
Series 2018D, GO, 5.00%, 02/01/29 ..... 20 21,085
Series 2018B, COP, 5.00%, 07/01/29 .... 20 21,288
Series 2018C, GO, 5.00%, 02/01/30 ..... 530 558,642
Series 2019B, GO, 5.00%, 06/01/30 ..... 40 42,484
Series 2019D, GO, 5.00%, 06/01/30 ..... 20 21,512
Series 2018B, COP, 5.00%, 07/01/30 .... 230 244,352
Series 2018C, GO, 5.00%, 02/01/31 ..... 250 263,259
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2018D, GO, 5.00%, 02/01/31 ..... USD 105 $ 110,569
Series 2019B, GO, 5.00%, 06/01/31 ..... 100 106,150
University of Washington
Series 2018, RB, 5.00%, 04/01/28 ...... 55 56,619
Series 2020C, RB, 5.00%, 04/01/28 ..... 495 523,398
Series 2021A, RB, 5.00%, 04/01/28 ..... 45 47,572
Series 2022A, RB , 5.00%, 04/01/28 ..... 40 42,286
Series 2024A, RB, 5.00%, 04/01/28 ..... 70 74,016
Series 2024B, RB, 5.00%, 07/01/28 ..... 40 42,556
Washington Health Care Facilities Authority
Series 2025A, RB, 5.00%, 03/01/28 ..... 660 691,349
Series 2018B, RB, 5.00%, 10/01/28 ..... 465 493,147
Washington State University
Series 2025, RB, 5.00%, 04/01/28 ...... 80 84,381
Series 2016, RB, 5.00%, 10/01/28 ...... 145 145,544
29,711,695
West Virginia — 0.4%
State of West Virginia
Series 2018A, GO, 5.00%, 06/01/28 ..... 85 90,284
Series 2019A, GO, 5.00%,  06/01/28 ..... 495 525,773
Series 2021A, GO, 5.00%, 06/01/28 ..... 115 122,149
Series 2018A, GO, 5.00%, 12/01/28 ..... 110 117,004
Series 2019A, GO, 5.00%, 12/01/28 ..... 330 354,837
Series 2021A, GO, 5.00%, 12/01/28 ..... 25 26,882
Series 2018A, GO, 5.00%, 12/01/29 ..... 165 175,581
Series 2018B, GO, 5.00%, 06/01/31 ..... 585 621,190
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 430 447,415
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 79,608
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/28 .............. 35 37,102
2,597,825
Wisconsin — 1.7%
City of Madison
Series 2019A, RB, 5.00%, 01/01/28 ..... 45 47,269
Series 2019A, GO, 2.25%, 10/01/28 ..... 420 410,059
Series 2021A, GO, 4.00%, 10/01/28 ..... 245 255,478
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 160,697
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 630,734
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 335 354,197
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,150,267
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 150 156,930
State of Wisconsin
Series 2019A, GO, 4.00%, 05/01/28 ..... 235 235,881
Series 2019B, GO, 4.00%, 05/01/28 ..... 240 244,457
Series 2020A, GO, 5.00%, 05/01/28 ..... 320 339,394
Series 2020B, GO, 5.00%, 05/01/28 ..... 420 445,455
Series 2021-1, GO, 5.00%, 05/01/28 ..... 145 153,788
Series 2021-2, GO, 5.00%, 05/01/28 ..... 325 344,697
Series 2023-1, GO, 5.00%,  05/01/28 ..... 20 21,212
Series 20242, GO, 5.00%, 05/01/28 ..... 190 201,515
Series 2025-2, GO, 5.00%, 05/01/28 ..... 45 47,727
Series 2017-1, GO, 5.00%, 11/01/28 ..... 235 243,035
Series 2017-2, GO, 5.00%, 11/01/28 ..... 335 346,454
Series 20173, GO, 5.00%, 11/01/28 ..... 620 641,199
Series 2020A, GO, 4.00%, 05/01/29 ..... 70 72,443
Series 2020A, GO, 4.00%, 05/01/30 ..... 20 20,700

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021A, GO, 5.00%, 05/01/30 ..... USD 20 $ 21,202
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 400 425,130
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,295,594
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 272,667
Wisconsin Department of Transportation
Series 2017-1, RB, 5.00%, 07/01/28 ..... 325 337,193
Series 2017-2, RB, 5.00%, 07/01/28 ..... 650 674,386
Series 2021A, RB, 5.00%, 07/01/28 ..... 90 95,854
Series 2023I, RB, 5.00%, 07/01/28 ...... 815 868,014
Wisconsin Health & Educational Facilities
Authority, Series 2025A, RB, 5.00%, 08/15/28 220 232,863
10,746,491
Total Long-Term Investments — 99.0%
(Cost: $ 604,751,793) .............................. 609,433,151
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 2.03%
(d)(e)
......... 268,377 268,399
Total Short-Term Securities — 0.0%
(Cost: $268,399) ................................. 268,399
Total Investments — 99.0%
(Cost: $605,020,192 ) .............................. 609,701,550
Other Assets Less Liabilities — 1.0% .................... 6,391,970
Net Assets — 100.0% ...............................
$ 616,093,520
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 224,807 $ 43,592
(a)
$ — $ — $ — $ 268,399 268,377 $ 4,367 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 609,433,151 $ — $ 609,433,151
Short-Term Securities
Money Market Funds ...................................... 268,399 — — 268,399
$ 268,399 $ 609,433,151 $ — $ 609,701,550
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AG Assured Guaranty
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes